Filed with the Securities and Exchange Commission on August 16, 2011
                                       Securities Act of 1933 File No. 033-84762
                               Investment Company Act of 1940 File No. 811-08648
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933               [X]

         Pre-Effective  Amendment  No.  __                                   [ ]
         Post-Effective  Amendment  No.  51                                  [X]

                                      and

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY ACT OF 1940         [X]

         Amendment  No.  54                                                  [X]


                        (Check Appropriate Box or Boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

                                 John J. Kelley
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                    (Name and Address of Agent for Service)

                                   Copies to:

                            Joseph V. Del Raso, Esq.
                              Pepper Hamilton LLP
                             3000 Two Logan Square
                             Philadelphia, PA 19103

It  is  proposed  that this filing will become effective (check appropriate box)

         [_]         immediately  upon  filing  pursuant  to  paragraph  (b)
         [_]         on  (date)pursuant  to  paragraph  (b)
         [_]         60  days  after  filing  pursuant  to  paragraph  (a)(1)
         [_]         on  (date)  pursuant  to  paragraph  (a)(1)
         [X]         75  days  after  filing  pursuant  to  paragraph  (a)(2)
         [_]         on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485.

If  appropriate,  check  the  following  box:

         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     [WILMINGTON ALTERNATIVE STRATEGIES FUND]

                  Institutional Shares            A Shares
                      [insert ticker]           [insert ticker]


                               of WT Mutual Fund

                       PROSPECTUS DATED [________], 2011

          This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

          These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS



[WILMINGTON ALTERNATIVE STRATEGIES FUND] SUMMARY ..............................3
MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES AND
RISKS ........................................................................12
   INVESTMENT OBJECTIVE ......................................................12
   PRINCIPAL INVESTMENT STRATEGIES ...........................................12
   PRINCIPAL RISKS OF THE FUND ...............................................16
   DISCLOSURE OF PORTFOLIO HOLDINGS ..........................................24
MANAGEMENT OF THE FUND .......................................................25
   INVESTMENT ADVISER ........................................................25
   FUND MANAGEMENT ...........................................................25
   SERVICE PROVIDERS .........................................................29
SHAREHOLDER INFORMATION ......................................................30
   PRICING OF SHARES .........................................................30
   SHARE CLASSES .............................................................31
   PURCHASE OF SHARES ........................................................31
   REDEMPTION OF SHARES ......................................................34
   EXCHANGE OF SHARES ........................................................36
   DISTRIBUTIONS .............................................................37
   TAXES .....................................................................37
   DISTRIBUTION ARRANGEMENTS .................................................38
   ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES .......................38
FOR MORE INFORMATION .........................................................40

                [WILMINGTON ALTERNATIVE STRATEGIES FUND] SUMMARY

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through consistent returns that have a low correlation to traditional asset classes.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least [$100,000] in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page [xx] of the Fund's Prospectus.

                                                                                   Institutional    A
Shareholder Fees (fees paid directly from your investment):                           Shares     Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)                                                             None      [5.75%]
Redemption Fee
(as a percentage of amount redeemed within 60 days of purchase)                      [1.00%]     [1.00%]

Annual Fund Operating Expenses (expenses that you pay each year as a % of          Institutional    A
the value of your investment):                                                        Shares     Shares
Management Fees                                                                      [2.75%]     [2.75%]
Distribution (12b-1) and/or Service Fees                                               None      [0.50%]
Other Expenses(1)
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and/or Expenses Reimbursement
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement(3)                                                                     [2.25%]     [2.75%]
--------------------------------------------------------------------------------

(1) "Other expenses" are based on estimated amounts for the current fiscal year.
(2) "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
(3) The Fund's investment adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 2.25% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until [November 1, 2012], unless the Board of Trustees approves its earlier termination.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                              1 Year           3 Years
--------------------------------------------------------------------------------
Institutional Shares          $[____]          $[____]
--------------------------------------------------------------------------------
A Shares                      $[____]          $[____]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund's investment adviser, Rodney Square Management Corporation ("RSMC"), seeks to achieve the Fund's investment objective by allocating the Fund's assets among a number of sub-advisers with experience in managing alternative or non-traditional investment strategies. RSMC engages Wilmington Trust Investment Management, LLC ("WTIM") and Rock Maple Services, LLC ("Rock Maple") to assist in the identification and selection of sub-advisers and in the portfolio construction process.

WTIM determines the Fund's asset allocation among the different sub-advisers. When making these allocation decisions, WTIM considers, among other things, [input from Rock Maple regarding sub-adviser due diligence and risk management, its expectations for the performance of the U.S. and non-U.S. markets, relative valuation levels and volatility in the equity, fixed income and commodities markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles.] The sub-advisers may use one or a combination of the following investment strategies:

         o Commodities: A commodities strategy seeks exposure to the performance of the commodities markets and/or exposure to a long/short strategy that is based on commodity trends.

         o Convertible Arbitrage: A convertible arbitrage strategy seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. To implement a convertible arbitrage strategy, a sub-adviser may purchase a portfolio of convertible bonds, and hedge a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short.

         o Event-Driven: An event-driven strategy seeks to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

         o Long-Only: A long-only strategy seeks to profit from investing in securities that are expected to appreciate in value.

         o Long/Short Equity: A long/short equity strategy typically seeks to profit from investing on both the long and short sides of equity market.

         o        Long/Short Credit, Fixed Income and Distressed Debt:
                  Long/short credit, fixed income, and distressed debt strategies typically focus primarily in debt securities of domestic and foreign (including emerging market) governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities. Typical credit related investment strategies involve a long/short or event-driven style similar to those described above in "Event-Driven" and "Long/Short Equity. "

         o Market Neutral: A market neutral strategy seeks to keep exposure to overall market risk very low by combining long and short equity positions. To implement a market neutral strategy, a sub-adviser typically takes long positions in stocks that it believes are undervalued and takes short positions in stocks that it believes are overvalued.

         o Merger Arbitrage: A merger arbitrage strategy is a form of an event-driven strategy. A sub- adviser implementing a merger arbitrage strategy typically invests simultaneously in long and short positions in both companies involved in a merger or acquisition. A sub-adviser typically purchases the stock of the acquired company and shorts the stock of the acquiring company.

         o Pairs Trading: A pairs trading strategy typically seeks to match a long position with a short position in two securities of the same sector. Certain securities, often competitors in the same sectors, are some times correlated in their day to day price movements. If the performance link breaks down, i.
                  e. one stock trades up while the other is traded down, a sub-adviser may sell the outperforming stock and buy the underperforming one, based on the assumption that the "spread" between the two would eventually converge.

The sub-advisers implement the various investment strategies by investing in a wide variety of securities and financial instruments available in both U.S. and non-U.S. markets. The sub-advisers may invest the Fund's assets in the following securities and financial instruments: convertible securities; debt securities of any credit quality and maturity; derivatives, including commodity-linked derivatives, credit or equity-linked instruments, forward contracts, futures, options, options on futures, structured notes and swap agreements; equity securities; exchange traded notes ("ETNs"); investment companies, including exchange-traded funds ("ETFs"); master limited partnerships ("MLPs"); mortgage backed and asset backed securities; other pooled investment vehicles; preferred stock; and repurchase agreements. RSMC, WTIM and Rock Maple may directly invest a portion of the Fund's assets.

Each sub-adviser has complete discretion to invest its portion of the Fund's assets as it deems appropriate within the constraints of the Fund's investment objective, strategies and restrictions. A sub-adviser may sell (or close a position in) a security when it determines that a particular security has reached a target price or target yield, or that the reasons for maintaining that position are no longer valid. The Fund may engage in active and frequent trading as part of its principal investment strategy.

RSMC has ultimate responsibility, subject to oversight of the Board of Trustees ("Board"), to oversee the sub-advisers and recommend their hiring, termination and replacement. Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Trust and RSMC may enter into new sub-advisory agreements or materially amend existing sub-advisory agreements, subject to approval by the Board (including a majority of Independent Trustees), without obtaining shareholder approval. When the Fund relies on such exemptive relief, the shareholders of the Fund will be provided with information about the sub-adviser and the sub-advisory agreement. Any changes to a sub-advisory agreement that would result in an increase in the overall management and advisory fees of the Fund or involving an affiliate are required to be approved by the shareholders of the Fund. RSMC can hire additional sub-advisers that use any strategy and new strategies may be developed in the future.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled [Cayman Islands] subsidiary (the "Subsidiary"). Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

o Allocation Risk: The risk that RSMC, WTIM and Rock Maple will make less than optimal or poor decisions regarding allocating assets to the sub-advisers.

o Arbitrage Risk: The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the value of two securities may not perform as expected.

o Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as "junk bonds") are more speculative than higher-rated securities. These securities have a greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

o Commodity-Linked Derivative Investment Risk: The value of a commodity-linked derivative investment typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. To the extent that the Fund invests in such derivative instruments, the Fund will be exposed economically to movements in commodity prices.

o Convertible Securities Risk: Convertible securities are subject to the risks typically associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

o Counterparty Risk: The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

o Credit Risk: Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due.

o Debt Security Risk: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

o Derivative Securities Risk: The risk that the Fund's use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative's price, (2) because the derivatives do not perform as anticipated, (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

o Distressed Securities Risk: The Fund's investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

o Early Closing Risk: The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

o Equity Security Risk: Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate.

o ETNs Risk: The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty risk and debt security risk. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security.

o Event-Driven Trading Risk: Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

o Foreign Securities Risk: The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U. S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U. S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U. S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

o Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.

o Investment Company Risk: Investing in other investment companies, including ETFs, subjects the Fund to the risks affecting such investment companies. For example, investing in an investment company involves the risk that the value of the underlying securities held by the investment company could decrease. As a shareholder in an investment company, the Fund bears its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

o Investment Technique Risk: Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

o Leverage Risk: The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund's investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

o Limited History of Operations: The Fund is recently formed and has a limited history of operations. Several of the sub-advisers also have a limited history of managing the assets of a mutual fund, but the portfolio managers and employees employed by the sub-advisers have experience in managing investment portfolios, including portfolios with similar investment strategies and programs to those of the Fund.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o MLPs Risk: Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

o Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the sub- advisers rely heavily on quantitative models and information and data supplied by third parties ("Models and Data"). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

o Mortgage-Backed Securities and Other Asset-Backed Securities Risk: The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

o Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The multi-manager approach could result in a high level of portfolio turnover.

o Options and Futures Risk: When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.

o Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

o Preferred Stocks: Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer's board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer's preferred stock may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

o Repurchase Agreements: A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.


o Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

o Structured Note Risk: The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

o Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the [Cayman Islands], under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

o Swap Agreement Risks: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.


o Tax Risk: The Fund's ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") relating to the Fund's qualification as a regulated investment company ("RIC") and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service.

         Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder's return.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

PERFORMANCE INFORMATION

The Fund's performance information is only shown when the Fund has had a full calendar year of operations. The Fund does not yet have a full calendar year of operations; accordingly, there is no performance information included in this Prospectus.

MANAGEMENT

Investment Adviser

Rodney Square Management Corporation

Investment Sub-Advisers

Acuity Capital Management, LLC, Adar Investment Management, LLC, Calypso Capital Management, LP, Rock Maple Services, LLC, TIG Advisors, LLC, Water Island Capital, LLC, Wilmington Trust Investment Management, LLC and Whitebox Advisors LLC

Portfolio Managers

The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

Name                 Length of Service             Title
-------------------- ----------------------------- -----------------------------
                     Portfolio Manager of the Fund Director of Hedge Funds at
Greg Silberman       since its inception in 2011.  WTIM
-------------------- ----------------------------- -----------------------------
                     Portfolio Manager of the Fund
R. Samuel Fraundorf  since its inception in 2011.  President of WTIM
-------------------- ----------------------------- -----------------------------
                                                   Vice President of RSMC and
                     Portfolio Manager of the Fund WTIM and Director of Manager
Jonathan Glidden     since its inception in 2011.  Research at [WTIM]
-------------------- ----------------------------- -----------------------------
                                                   Chief Investment Officer and
                     Portfolio Manager of the Fund Chair of the Investment
David Freelove       since its inception in 2011.  Committee at Rock Maple
-------------------- ----------------------------- -----------------------------
                     Portfolio Manager of the Fund President and Chief Executive
Douglas Fincher      since its inception in 2011.  Officer of Rock Maple
-------------------- ----------------------------- -----------------------------

PURCHASE AND SALE OF SHARES

Purchase Minimums    Initial                       Subsequent
-------------------- ----------------------------- -----------------------------
Institutional Shares $500,000                      None
-------------------- ----------------------------- -----------------------------
A Shares             [1,000]                       None
-------------------- ----------------------------- -----------------------------


You may purchase and sell (redeem) your shares each day the New York Stock Exchange is open. You may purchase and sell your shares through your financial intermediary or by mail (Wilmington Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9828, Providence, RI, 02940) or telephone (800.336.9970) .

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through consistent returns that have a low correlation to traditional asset classes. The Fund's investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

RSMC seeks to achieve the Fund's investment objective by allocating the Fund's assets among a number of sub-advisers with experience in managing alternative or non-traditional investment strategies. RSMC engages WTIM and Rock Maple to assist in the identification and selection of sub-advisers and in the portfolio construction process.

WTIM determines the Fund's asset allocation among the different sub-advisers. When making these allocation decisions, WTIM considers, among other things, [input from Rock Maple regarding sub-adviser due diligence and risk management, its expectations for the performance of the U.S. and non-U.S. markets, relative valuation levels and volatility in the equity, fixed income and commodities markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles.] The sub-advisers may use one or a combination of the following investment strategies:

         o Commodities: A commodities strategy seeks exposure to the performance of the commodities markets and/or exposure to a long/short strategy that is based on commodity trends.

         o Convertible Arbitrage: A convertible arbitrage strategy seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. To implement a convertible arbitrage strategy, a sub-adviser may purchase a portfolio of convertible bonds, and hedge a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short.

         o Event-Driven: An event-driven strategy seeks to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

         o Long-Only: A long-only strategy seeks to profit from investing in securities that are expected to appreciate in value.

         o Long/Short Equity: A long/short equity strategy typically seeks to profit from investing on both the long and short sides of equity market.

         o        Long/Short Credit, Fixed Income and Distressed Debt:
                  Long/short credit, fixed income, and distressed debt strategies typically focus primarily in debt securities of domestic and foreign (including emerging market) governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities. Typical credit related investment strategies involve a long/short or event-driven style similar to those described above in "Event-Driven" and "Long/Short Equity. "

         o Market Neutral: A market neutral strategy seeks to keep exposure to overall market risk very low by combining long and short equity positions. To implement a market neutral

                                      -12-



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                  strategy, a sub-adviser typically takes long positions in
                  stocks that it believes are undervalued and takes short positions in stocks that it believes are overvalued.

         o Merger Arbitrage: A merger arbitrage strategy is a form of an event-driven strategy. A sub- adviser implementing a merger arbitrage strategy typically invests simultaneously in long and short positions in both companies involved in a merger or acquisition. A sub-adviser typically purchases the stock of the acquired company and shorts the stock of the acquiring company.

         o Pairs Trading: A pairs trading strategy typically seeks to match a long position with a short position in two securities of the same sector. Certain securities, often competitors in the same sectors, are some times correlated in their day to day price movements. If the performance link breaks down, i.
                  e. one stock trades up while the other is traded down, a sub-adviser may sell the outperforming stock and buy the underperforming one, based on the assumption that the "spread" between the two would eventually converge.

The sub-advisers implement the various investment strategies by investing in a wide variety of securities and financial instruments available in both U.S. and non-U.S. markets. The sub-advisers may invest the Fund's assets in the following securities and financial instruments: convertible securities; debt securities of any credit quality and maturity; derivatives, including commodity-linked derivatives, credit or equity-linked instruments, forward contracts, futures, options, options on futures, structured notes and swap agreements; equity securities; ETNs; investment companies, including ETFs; MLPs; mortgage backed and asset backed securities; other pooled investment vehicles; preferred stock; and repurchase agreements. RSMC, WTIM and Rock Maple may directly invest a portion of the Fund's assets.

Each sub-adviser has complete discretion to invest its portion of the Fund's assets as it deems appropriate within the constraints of the Fund's investment objective, strategies and restrictions. A sub-adviser may sell (or close a position in) a security when it determines that a particular security has reached a target price or target yield, or that the reasons for maintaining that position are no longer valid. The Fund may engage in active and frequent trading as part of its principal investment strategy.

RSMC has ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. Pursuant to exemptive relief granted by the SEC, the Trust and RSMC may enter into new sub-advisory agreements or materially amend existing sub-advisory agreements, subject to approval by the Board (including a majority of Independent Trustees), without obtaining shareholder approval. When the Fund relies on such exemptive relief, the shareholders of the Fund will be provided with information about the sub-adviser and the sub-advisory agreement. Any changes to a sub-advisory agreement that would result in an increase in the overall management and advisory fees of the Fund or involving an affiliate are required to be approved by the shareholders of the Fund. RSMC can hire additional sub-advisers that use any strategy and new strategies may be developed in the future.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled [Cayman Islands] subsidiary (the "Subsidiary"). Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund.

Other Investment Strategies

In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. The Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

Additional Information Regarding the Multi-Manager Approach

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The Fund employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of the Fund's assets under the general supervision of RSMC. This approach is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multi-manager approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multi-manager approach will be achieved.

Additional Information Regarding the Sub-Adviser's Investment Strategies

Acuity Capital Management, LLC ("Acuity Capital")

Acuity employs long/short credit, fixed income and convertible arbitrage strategies. Acuity is involved in multi-strategic credit investing with a focus on high yield, investment grade, bank debt, convertibles and convertible arbitrage. Acuity utilizes a top-down and bottom-up approach marrying macro themes to specific asset silos and individual positions. Acuity analyzes investments from both the long and short side and tries to discern both absolute and relative value propositions. In general, Acuity seeks to construct a portfolio that takes advantage of various inefficiencies that routinely occur in credit and convertible investing.

Adar Investment Management, LLC ("ADAR")

ADAR employs an event-driven long/short equity investment strategy. Using a fundamentally based, bottom-up approach, ADAR purchases stocks that it believes are undervalued, and where ADAR believes a catalyst exists to cause the security's value to move in line with ADAR's investment thesis. ADAR focuses on equity income oriented securities and attempts to dynamically hedge the portfolio with one or more sector ETFs to reduce market and sector risk.

Calypso Capital Management, LP ("Calypso")

Calypso employs a long/short equity strategy focused on European and United Kingdom companies. Calypso seeks to invest in companies that it believes are undervalued. Calypso uses fundamental company and market research to identify investment opportunities. Through an analysis of industry trends, Calypso seeks to identify companies that offer competitive advantages, product visibility with minimal obsolescence risk, market share and growth potential. Calypso utilizes market research, which often includes meetings with many layers of company management and industry contacts such as suppliers and distributors, to identify catalysts which could change its fundamental outlook. Calypso focuses on the following sectors: media, consumer, industrials, infrastructure, business services and energy.

Rock Maple Services, LLC ("Rock Maple")

Rock Maple employs a multi-strategy investment approach designed to achieve a target rate of return. Using a disciplined portfolio construction process that involves quantitative research and qualitative evaluation, Rock Maple focuses on understanding and anticipating the sequencing of future returns of a particular investment, and potential investment outcomes across a variety of economic environments.

TIG Advisors, LLC ("TIG")

TIG employs a long/short equity strategy focused on U.S. small and middle capitalization companies. TIG utilizes a bottom-up, fundamental analysis to pick stocks. TIG analyzes investments to determine their growth prospects, return on capital and quality of management. TIG utilizes these characteristics to assist in determining an appropriate valuation, investment timeframe and risk/reward on potential investments.

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Water Island Capital, LLC ("Water Island")

Water Island employs an Event-Driven Strategy and invests in equity and debt securities of companies whose prices it believes are or will be impacted by a corporate event. Specifically, Water Island employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as investing in companies involved in mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. These investments may be in both U.S. and non-U.S. securities. Water Island may also utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities.

Whitebox Advisors LLC ("Whitebox")

Whitebox employs a long/short investment strategy. Whitebox utilizes quantitative models to create a portfolio of U.S. equity long/short positions, but remains sector, beta and dollar neutral. Whitebox's model relies on different factors including: technicals, valuation, profitability, growth, earning estimates and capital structure. Whitebox's model is comprised of approximately 40 factors.

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PRINCIPAL RISKS OF THE FUND

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund's Statement of Additional Information ("SAI") which is available on the Fund's website at http://www.wilmingtonfunds.com. The Fund may be subject to additional principal risks other than those described below because the types of investments made by the Fund can change over time.

o Allocation Risk: The risk that RSMC, WTIM and Rock Maple will make less than optimal or poor decisions regarding allocating assets to the sub-advisers. To the extent that more assets are allocated to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund's performance.

o Arbitrage Risk: The risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of the perceived relationship between the value of two securities may not perform as expected.

o Below Investment Grade Securities Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher- quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser's or sub-adviser's credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.

o Commodity-Linked Derivative Investment Risk: The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index or benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

                  Index-Linked and Commodity-Linked "Structured" Securities:
                  The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations. The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

                  Structured Note Risk: The Fund intends to invest in commodity, currency and financial-linked structured notes. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund may lead to increased tracking error. In addition, a highly liquid secondary market may not exist.

o Convertible Securities Risk: Convertible securities are subject to the risks typically associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

o Counterparty Risk: The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, credit default swap agreements, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the investment adviser or sub-adviser believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty risk. Swap agreements and structured notes also may be considered to be illiquid. To the extent the Fund's financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

o Credit Risk: Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due.

o Debt Security Risk: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

o Derivative Securities Risk: The risk that the Fund's use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative's price, (2) because the derivatives do not perform as anticipated, (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

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o        Distressed Securities Risk: The Fund's investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

o Early Closing Risk: The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p. m. , Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

o Equity Security Risk: Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate.

o ETNs Risk: The Fund may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs are also subject to counterparty risk and fixed income risk.

o Event-Driven Trading Risk: Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

o Foreign Securities Risks: The Fund may invest in securities of foreign issuers. These markets are subject to special risks associated with foreign investments not typically associated with investing in U. S. markets including:

                  Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.

                  Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

                  Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

                  Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

                  Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

                  Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets, and nationalization of assets.

Some foreign markets in which the Fund may invest are considered to be emerging markets. The risks of foreign investments are usually greater for emerging markets than more developed markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest.

o Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

o Investment Company Risk: Investing in other investment companies, including ETFs, subjects the Fund to the risks affecting such investment companies. For example, investing in an investment company involves the risk that the value of the underlying securities held by the investment company could decrease. As a shareholder in an investment company, the Fund bears its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

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o        Investment Technique Risk: The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities or commodities underlying a financial instrument, including:
         (1) the risk that an instrument is temporarily mispriced; (2) credit or performance risk on the amount the Fund expects to receive from a counterparty; (3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; (4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

o Leverage Risk: The Fund may invest in leveraged instruments in pursuit of its investment objective. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index or benchmark due to the fact that the Fund's investment strategies involve leverage. Leverage will also have the effect of magnifying tracking error.

o Limited History of Operations: The Fund is recently formed and has a limited history of operations. Several of the sub-advisers also have a limited history of managing the assets of a mutual fund, but the portfolio managers and employees employed by the sub-advisers have experience in managing investment portfolios, including portfolios with similar investment strategies and programs to those of the Fund.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

o MLPs: Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

o Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the sub- advisers rely heavily on quantitative models and information and data supplied by third parties. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

o Mortgage-Backed Securities and Other Asset-Backed Securities Risk: The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i. e. , premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under "Credit Risk. " The risk of such defaults is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

o Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The multi-manager approach could result in a high level of portfolio turnover.

o Options and Futures Risk: The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

         Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. The risks associated with the Fund's use of options and futures include:

         o The Fund experiencing losses that exceed losses experienced by funds that do not use future contracts and options.

         o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

         o Due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

         o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

         Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

o OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.

o Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

o Preferred Stocks: Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer's board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer's preferred stock may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

o Repurchase Agreements: A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.


o Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o Short Sale Risk: Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

         The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund is unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the

         Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

o Subsidiary Risk: The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by RSMC, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, RSMC will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

         Changes in the laws of the United States and/or the [Cayman Islands], under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, [Cayman Islands law] does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If [Cayman Islands law] changes such that the Subsidiary must pay [Cayman Islands] governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

o Swap Agreement Risks: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.


                  Credit Default Swap Risk: The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

o Tax Risk: The Fund's ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund's qualification as a RIC and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service. Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder's return. See "Taxes" for more information on these restrictions and rules.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's SAI, which is available, free of charge, by calling (800) 336-9970 and on the Fund's website at www.wilmingtonfunds.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at www.sec.gov.

MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund (the "Trust") supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Rodney Square Management Corporation, the Fund's investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. Wilmington Trust Investment Management, LLC, 3280 Peachtree Road NE, 27(th) Floor, Atlanta, Georgia 30305, is under common control with RSMC and provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As the Fund's investment adviser, RSMC has overall responsibility for directing its investments and overseeing the sub-advisers' investment activities. RSMC and WTIM are indirect subsidiaries of M&T Bank Corporation, a New York Corporation ("M&T"). As of September 30, 2011, RSMC had approximately $[____] billion in assets under management. As of September 30, 2011, WTIM had approximately $[____] billion in assets under management.

The aggregate fee the Fund pays RSMC and the sub-advisers is [2.75]% of the average daily net assets of the Fund. RSMC has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 2.25% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until [November 1, 2012], unless the Board of Trustees approves its earlier termination.

A discussion of the basis for the Board of Trustees' approval of the investment advisory and sub-advisory agreements for the Fund is available in the semi-annual report to shareholders for the period ended December 31.

FUND MANAGEMENT

Portfolio Managers -- Investment Adviser and Sub-Advisers

The management of the Fund and its sub-advisers is the responsibility of a group of RSMC, WTIM and Rock Maple investment professionals. Information about portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership in the Fund can be found in the Fund's SAI.

Rodney Square Management Corporation, Investment Adviser Wilmington Trust Investment Management, LLC, Sub-Adviser

                    Greg Silberman, CFA, Director of Hedge Funds, joined WTIM in 2008. Mr. Silberman is the portfolio manager for WTIM's hedge fund-of-funds and has oversight responsibilities for the hedge fund and private equity platform. Prior to joining WTIM, Mr. Silberman served as a Quant Research Analyst for Perpetual Investments LTD in Sydney, Australia, from 2006 to 2007 where he worked on building structured products.

                    R. Samuel Fraundorf, CFA, CPA is President of WTIM. He was previously Senior Vice President and Chief Operating Officer of WTIM and was Vice President and Director of Research at Wilmington Trust Company, RSMC, and WTIM. Before joining Wilmington Trust in 2004, Mr. Fraundorf was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf's responsibilities include overall management of WTIM's business, supporting Wilmington Trust's mutual fund business, and involvement in the research efforts of the Investment Research Team and Investment Strategy Team.

                    Jonathan Glidden, CFA has been a Vice President at RSMC and WTIM since October 2007 and is currently Director of Manager Research. Previously, he was the Director of Investment Analysis for Emory University's Endowment Fund in 2007 and Manager of Investment Analysis from 2002 to 2006. Mr. Glidden is responsible for oversight of Wilmington Trust's Manager Research Team. The team constructs multi-manager portfolios across global equities, real assets and hedge funds. They also conduct manager due diligence and oversight for individual external investment managers across the Wilmington Trust platform.

Rock Maple Services, LLC, Sub-Adviser

Rock Maple, located at 711 Fifth Avenue, 5th Floor, New York, NY 10022, is a registered investment adviser. As of September 30, 2011, Rock Maple had assets under management of approximately $[___]. Rock Maple is the investment manager of the Rock Maple Funds. Rock Maple is 100% employee-owned with focus on fund of hedge funds, advisory services and mutual funds. Rock Maple utilizes the collective expertise within its organization to assist in the overall management of the Fund.

                    David Freelove, Chief Investment Officer and Chair of the Investment Committee of Rock Maple, has worked at Rock Maple since its founding in 2002. Prior to [forming] [joining] Rock Maple, Mr. Freelove was a Director at Lazard Freres Co., LLC, and served as a Senior Vice President at Kidder, Peabody & Co. from 1989 to 1993.

                    Douglas Fincher, President and Chief Executive Officer of Rock Maple, joined the firm in 2008. Prior to that, Mr. Fincher was a Managing Director at CIBC World Markets from 2002 to 2008, served as Managing Director and Head of the Convertible Arbitrage Department at ABN AMRO from 1998 to 2002.

Below is a list of the Fund's sub-advisers and their staff who are jointly and primarily responsible for the day-to-day management of the portion of the Fund's assets allocated to that sub-adviser.

Acuity Capital Management, LLC. Acuity Capital, located at 4 Greenwich Office Park, Greenwich, CT 06831, is a registered investment adviser. As of September 30, 2011, Acuity Capital had fund assets under management of approximately [$___] million and total assets under management of approximately [$___] million.

                    Howard Needle, Portfolio Manager, CEO, Senior Partner and Member, has worked at Acuity for eight years. Prior to joining Acuity, Mr. Needle worked at Greenwich Capital Markets, Banc of America Securities, NatWest Securities, Bankers Trust and Lehman Brothers.

                    David J. Harris, Portfolio Manager, CIO, Senior Partner and Member, has worked at Acuity for eight years. Prior to joining Acuity, Mr. Harris worked at Banc of America Securities, NatWest Securities, Bankers Trust and Salomon Brothers.

Adar Investment Management, LLC. ADAR, located at 156 West 56th St., Suite 801, New York, NY 10019, is a registered investment adviser. As of September 30, 2011, ADAR had assets under management of approximately $[___].

                    Yehuda Blinder, Managing Member and Portfolio Manager, founded ADAR in 2004. He directs all aspects of portfolio management at ADAR. Previously, he was a Partner and Portfolio Manager at QVT Financial LP and a Director in the QVT group within the DB Advisors unit of Deutsche Bank AG from 1998 to 2004; Vice President of Convertible Securities at Greenwich NatWest Securities from 1997 to 1998; Equity Derivatives Associate at Bankers Trust from 1995 to 1997; and Bank Analyst at the Federal Reserve Bank of NY from 1991 to 1993.

                    Mark Monroe, Partner and Portfolio Manager, joined ADAR in April 2005. His focus is media, telecommunications and cable. Mr. Monroe's background prior to ADAR includes two years as an analyst at Epsilon Investment Management from 2003 to 2005 and eight years in investment banking including Greenbridge Partners from 2000 to 2001 and Salomon Smith Barney from 1994 to 2000.

                    Nicolas Edney, Portfolio Manager and Senior Analyst, joined ADAR in October 2005. His focus includes special situations. Mr. Edney has seventeen years of experience in research and analysis. Prior to ADAR, he served as Vice President/Credit Analyst at Laurel Ridge Asset Management, LP from 2004 to 2005; Vice President/Co-Portfolio Manager for Proprietary Trading at Banc of America Securities from 2001 to 2004; Merger Arbitrage Analyst for Proprietary Trading at RBC Dominion Securities from 2000 to 2001; and he conducted research at KPMG LLP from 1996 to 2000 and at Economists Incorporated from 1994 to 1996.

Calypso Capital Management, L.P. Calypso, located at 135 East 57th Street, 20th Floor, New York, NY 10022, is a registered investment adviser. As of September 30, 2011, Calypso had assets under management of approximately $[___].

                    Casey Gard, Managing Partner and Portfolio Manager, founded Calypso in 1999. Prior to founding Calypso, Mr. Guard was a Principal with Morgan Stanley and managed the European/UK equity trading desks in New York.

TIG Advisors, LLC. TIG, located at 520 Madison Avenue, 26th Floor, New York, NY 10022, is a registered investment adviser. As of September 30, 2011, TIG had assets under management of approximately $[___].

                    Alan J. Ware, joined TIG in January 2010. From May 2002 through December 2009, Mr. Ware was a managing member and a co-portfolio manager of Pike Place Capital Management, LLC.

                    Stefan Mykytiuk, joined TIG in January 2010. From May 2002 through December 2009, Mr. Mykytiuk was a managing member and a co-portfolio manager of Pike Place Capital Management, LLC.

Water Island Capital, LLC. Water Island, located at 41 Madison Avenue, 42nd Floor, New York, NY 10010, is a registered investment adviser. As of September 30, 2011, Water Island had assets under management of approximately $[___].

                    John S. Orrico, President, joined Water Island in 2000. Prior to 2000, Mr. Orrico worked at Lindemann Capital, Gruss & Co. and Morgan Stanley.

                    Todd W. Munn, Co-Portfolio Manager, joined Water Island in 2003. Prior to joining Water Island, Mr. Munn was a Senior Arbitrage Trader for Lipper & Company and a Senior Operations Analyst at Bear Stearns & Company, Inc.

                    Roger P. Foltynowicz, Co-Portfolio Manager, joined Water Island in 2003. Prior to joining Water Island, Mr. Foltynowicz worked for Jacobs Engineering as a Project Accountant.

                    Gregory Loprete, Co-Portfolio Manager, joined Water Island in 2009. Prior to joining Water Island, from [insert dates] Mr. Loprete worked at Keefe, Bruyette & Woods and Ramius Capital Group, LLC.

Whitebox Advisors LLC. Whitebox, located at 3033 Excelsior Boulevard, Suite 300, Minneapolis, MN 55416, is a registered investment adviser. As of September 30, 2011, Whitebox had assets under management of approximately $[___].

                    Dr. Jason Cross, Partner and Fund Manager, joined Whitebox in 2002 and oversees Whitebox's Equity Long Short Trading Strategies. Prior to joining Whitebox, Dr. Cross worked at Oak Hill Platinum Partners.

                    Dr. Chris Bemis, Fund Manager, joined Whitebox in 2007 and is responsible for the long/short equity model development and implementation.

--------------------------------------------------------------------------------
SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the Fund's primary service providers.

Asset                                                                    Shareholder
Management                                                               Services
|-------------------------------|                                        |-------------------------------|
|                               |                                        |                               |
|       INVESTMENT ADVISER      |-------                          -------|        TRANSFER AGENT         |
|       AND ADMINISTRATOR       |      |                          |      |                               |
|                               |      |                          |      |     BNY MELLON INVESTMENT     |
|         RODNEY SQUARE         |      |                          |      |     SERVICING (US) INC.       |
|        MANAGEMENT CORP.       |      |                          |      |        760 MOORE ROAD         |
|    1100 NORTH MARKET STREET   |   |--------------------------------|   |   KING OF PRUSSIA, PA 19406   |
|      WILMINGTON, DE 19890     |   |                                |   |                               |
|                               |   |          WT MUTUAL FUND        |   |  Handles certain shareholder  |
|      Manages the Fund's       |   |                                |   |      services, including      |
|   investment activities and   |   |    [WILMINGTON ALTERNATIVE     |   | recordkeeping and statements, |
|  oversees Fund administration |   |         STRATEGIES FUND]       |   |   payment of distributions    |
|  and other service providers. |   |                                |   |   and processing of buy and   |
|                               |   |                                |   |         sell requests.        |
|                               |   |                                |   |                               |
|-------------------------------|   |                                |   |-------------------------------|
                                    |                                |
                                    |                                |
                                    |                                |
                                    |                                |
                                    |                                |
Fund                                |                                |   Fund Asset
Operations                          |--------------------------------|   Safe Keeping
|-------------------------------|      |            |             |      |-------------------------------|
|                               |      |            |             |      |                               |
|       SUB-ADMINISTRATOR       |      |            |             |      |           CUSTODIAN           |
|              AND              |      |            |             |      |                               |
|        ACCOUNTING AGENT       |-------            |             -------|   WILMINGTON TRUST COMPANY    |
|                               |                   |                    |   1100 NORTH MARKET STREET    |
|     BNY MELLON INVESTMENT     |   Distribution    |                    |     WILMINGTON, DE 19890      |
|     SERVICING (US) INC.       |   |--------------------------------|   |                               |
|      301 BELLEVUE PARKWAY     |   |                                |   |                               |
|      WILMINGTON, DE 19809     |   |           DISTRIBUTOR          |   |                               |
|                               |   |                                |   |                               |
| Provides facilities, equipment|   |       PROFESSIONAL FUNDS       |   |   Holds the Fund's assets,    |
|   and personnel to carry out  |   |        DISTRIBUTOR, LLC        |   | settles all portfolio trades  |
|administrative services related|   |         760 MOORE ROAD         |   |   and collects income earned  |
|  to the Fund and calculates   |   |    KING OF PRUSSIA, PA 19406   |   |        by the assets.         |
|      the Fund's NAV and       |   |                                |   |                               |
|         distributions.        |   |                                |   |                               |
|                               |   |                                |   |                               |
|-------------------------------|   |                                |   |-------------------------------|
                                    |                                |
                                    |  Distributes the Fund's Shares.|
                                    |                                |
                                    |--------------------------------|

                            SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on the Fund's net asset value ("NAV"). The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund's sub-administrator and accounting agent, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), determines the daily NAV per share. To determine the value of those securities, BNY Mellon may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

BNY Mellon determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (typically 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

SHARE CLASSES

The Fund issues Institutional Shares and A Shares. Each class of shares bears a pro-rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. A Shares pay a front-end sales charge, as described below under "Front-End Sales Charge," and a Rule 12b-1 distribution fee. Any investor may purchase A Shares.

PURCHASE OF SHARES

Institutional Shares are offered on a continuous basis and are sold without sales charges. A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in Institutional Shares is $500,000. The minimum initial investment in A Shares is [$1,000]. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

Front-End Sales Charge

In order to purchase A Shares, you will incur a front-end sales charge at the time of purchase (a "sales charge") based on the dollar amount of your purchase. The maximum initial sales charge is [____]% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers". To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

         o Information or records regarding Fund shares held in all your accounts (e. g. , retirement accounts) at your financial intermediary(ies); and

         o Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

The offering price for each A Share is the NAV plus the front-end sales charge. When you purchase A Shares in the Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in A Shares of the Fund.

A Shares are subject to distribution and service fees of 0.50% of the Fund's average daily net assets attributable to A Shares. A Shares will not be subject to any contingent deferred sales charge ("CDSC" or "back-end sales charge") when they are redeemed. The sales charge is paid directly to the selling broker-dealer.


Your Investment in                  As a Percentage of        As a Percentage of
Class A Shares of the Fund          Offering Price            Your Investment
--------------------------------------------------------------------------------
$1,000 up to $100,000                    [___]              [___]
$100,000 up to $250,000                  [___]              [___]
$250,000 up to $500,000                  [___]              [___]
Over $500,000                             None               None


Sales Charge Reductions and Waivers

Reducing Sales Charges on Your A Shares. You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund's Class A shares may also be reduced through an Accumulation
Privilege
or a Letter of Intent, as described below, and these can be combined in any manner. To use these privileges, discuss your eligibility with your financial consultant.

         o Accumulation privilege - permits you to add the value of any A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

         o Letter of intent - permits you to purchase A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Fund's SAI for terms and conditions.

Net Asset Value Purchases. A Shares may be purchased at net asset value by:

         o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

         o Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

         o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

         o Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

         o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

You may purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. You may also purchase shares of the Fund through a financial intermediary which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for promptly transmitting orders and may have an earlier cut-off time for purchase and redemption requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized intermediary or its authorized designee. A financial intermediary may also designate another intermediary to accept purchase and redemption orders on the Fund's behalf. Consult your investment representative for specific information.

If you would like additional information about the Fund's sales charges, please visit the Fund's website at www.wilmingtonfunds.com, call (800) 336-9970 or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.

Networking and Sub-Transfer Agency Fees: The Fund may directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also receive. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Adviser and their affiliates. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

In order for a financial intermediary to purchase shares of the Fund for an omnibus account, in nominee name or on behalf of another person, the Trust will enter into a shareholder information agreement with such financial intermediary or its agent. This agreement requires the financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an omnibus account, in nominee name or on behalf of another person.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to [Wilmington Alternative Strategies Fund], indicating the class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

         Regular mail:                                     Overnight mail:
         [Wilmington Alternative Strategies Fund]          [Wilmington Alternative Strategies Fund]
         c/o BNY Mellon Investment                         c/o BNY Mellon Investment
         Servicing (US) Inc.                               Servicing (US) Inc.
         P.O. Box 9828                                     101 Sabin Street
         Providence, RI 02940                              Pawtucket, RI 02860-1427


By Wire: You may purchase shares by wiring federal funds readily available. Please call BNY Mellon at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and, if making an initial purchase, to also obtain an account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of Wilmington Trust or the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES

You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If Fund shares are held for more than 60 days, there is no fee when they are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of [1.00]% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or through a financial intermediary, you should contact Wilmington Trust or the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

Redemption Fee: A redemption fee of [1.00]% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading "EXCHANGE OF SHARES"). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including but not limited to: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by the Fund to cover various fees; (iii) shares converted from one share class to another in the same Fund; or (iv) redemptions or exchanges processed from retirement accounts where the Fund is designated as a "qualified default investment alternative."

Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fee set forth above and the related exchange fees set forth below. The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund's investment portfolio is generally referred to as "market timing." To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of [1.00]% if shares are redeemed within 60 days of purchase and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because the Fund invests in foreign securities traded on markets which close prior to when such Fund determines its net asset value, market timing can cause dilution in the value of the Fund's shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities. While the Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See "PRICING OF SHARES" for more information. Also, because the Fund may invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in the Fund's shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In order for a financial intermediary to purchase shares of the Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into a shareholder information agreement with such financial intermediary or its agent. This agreement requires the financial intermediary to provide the Fund with access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person.

By Mail: If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions with a medallion signature guarantee to:

         Regular mail:                                     Overnight mail:
         [Wilmington Alternative Strategies Fund]          [Wilmington Alternative Strategies Fund]
         c/o BNY Mellon Investment                         c/o BNY Mellon Investment
         Servicing (US) Inc.                               Servicing (US) Inc.
         P.O. Box 9828                                     101 Sabin Street
         Providence, RI 02940                              Pawtucket, RI 02860-1427

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is [$1,000] or more. The receiving bank may charge a fee for this service. For amounts exceeding [$10,000], proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemption Option or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days). The Fund reserves the right to redeem in-kind.

Small Accounts: If the value of your investment in the Fund falls below $50,000 for Institutional Shares and $500 for A Shares, you may be asked to increase your balance. If after 60 days the account value is still below $50,000 for Institutional Shares and $500 for A Shares, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 for Institutional Shares and $500 for A Shares solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children. For additional information on other ways to redeem shares, please refer to the Fund's SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for shares of the same class of the following funds ("Wilmington Funds"):

                  Wilmington Aggressive Asset Allocation Fund
                  Wilmington Conservative Asset Allocation Fund Wilmington Prime Money Market Fund
                  Wilmington U.S. Government Money Market Fund
                  Wilmington Tax-Exempt Money Market Fund
                  Wilmington Short/Intermediate-Term Bond Fund
                  Wilmington Broad Market Bond Fund
                  Wilmington Municipal Bond Fund
                  Wilmington Large-Cap Strategy Fund
                  Wilmington Small-Cap Strategy Fund
                  Wilmington Multi-Manager International Fund
                  Wilmington Multi-Manager Real Asset Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in an Institutional Class shareholder's account or $500 in a Class A shareholder's account.

Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are exchanged within 60 days of purchase, a fee of [1.00]% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

Prospectuses for Institutional or A Shares of the other Wilmington Funds may be obtained free of charge on the Fund's website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a financial intermediary, contact Wilmington Trust or the financial intermediary. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

DISTRIBUTIONS

Distributions from the net investment income of the Fund, if any, are declared and paid quarterly to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for twelve months or more will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals (with income exceeding $200,000 or $250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

State and Local Income Taxes. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund's SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Institutional Shares of the Fund do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Board of Trustees, on behalf of the Fund's A Shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of A Shares and for services provided to shareholders of A Shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for A Shares provides for payments of up to 0.50% of the average daily net assets of the Fund's A Shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.25% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

The Adviser and affiliates of the Adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries, and any other firm having a selling, administration or similar agreement. These payments are over and above servicing fees which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees information regarding these payments. These payments are generally made to financial intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments may also be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders' fees that vary depending on the Fund and the dollar amount of shares sold.

If investment advisers, underwriters/distributors or affiliates of mutual funds (including those of the Fund) pay bonuses and incentives in differing amounts, intermediaries and their representatives may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its representatives may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the intermediary as to compensation received by your financial advisor.

Although the Fund may use firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing firms to effect those transactions.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports: Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. These reports contain performance data and information on the Fund's portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The Fund's SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

                  WT Mutual Fund
                  c/o BNY Mellon Investment Servicing (US) Inc.
                  101 Sabin Street
                  Pawtucket, RI 02860-1427
                  (800) 336-9970
                  9:00 a.m. to 5:00 p.m. Eastern time

The Fund's SAI and annual and semi-reports, when available, are accessible, free of charge, on the Fund's website at http://www.wilmingtonfunds.com. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202)
551-8090.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.

            The investment company registration number is 811-08648.

                                 WT MUTUAL FUND


                                                         INSTITUTIONAL              A SHARES
       [Wilmington Alternative Strategies Fund]     [insert ticker symbol]  [insert ticker symbol]


                            1100 North Market Street
                           Wilmington, Delaware 19890


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                              [____________], 2011


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's prospectus dated [________], 2011, as amended from time to time. A copy of the Fund's prospectus and annual report (when available) may be obtained without charge on the Fund's website at HTTP://WWW.WILMINGTONFUNDS.COM, by writing to Professional Funds Distributor, LLC (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406 or by calling
(800) 336-9970. This SAI is incorporated by reference into the Fund's prospectus. A copy of the prospectus may also be obtained from certain institutions such as banks or broker-dealers that have entered into selling agreements with the Distributor.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................................................1
INVESTMENT POLICIES............................................................................................1
DISCLOSURE OF FUND HOLDINGS...................................................................................35
INVESTMENT LIMITATIONS........................................................................................37
TRUSTEES AND OFFICERS.........................................................................................39
CODE OF ETHICS................................................................................................46
PROXY VOTING..................................................................................................47
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................47
INVESTMENT ADVISORY AND OTHER SERVICES........................................................................48
SUB-ADVISORY SERVICES.........................................................................................48
ADMINISTRATION AND ACCOUNTING SERVICES........................................................................49
ADDITIONAL SERVICE PROVIDERS..................................................................................50
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN....................................................................50
PORTFOLIO MANAGERS............................................................................................51
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................................................53
CAPITAL STOCK AND OTHER SECURITIES............................................................................54
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................................................55
DIVIDENDS.....................................................................................................57
TAXATION OF THE FUND..........................................................................................57
APPENDIX A -DESCRIPTION OF SECURITIES RATINGS................................................................A-1
APPENDIX B - RODNEY SQUARE MANAGEMENT CORPORATION PROXY POLICIES,
PROCEDURES, AND VOTING GUIDELINES SPECIFIC TO THE WT MUTUAL FUND ............................................B-1
[Insert sub-adviser proxy voting policies appendix]


                              GENERAL INFORMATION

WT Mutual Fund (the "Trust") was organized as a Delaware statutory trust on June 1, 1994. The Trust has established the Fund as a separate series of the Trust. This SAI relates only to the Fund. The Fund issues two classes of shares:
Institutional Shares and A Shares. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

                              INVESTMENT POLICIES

The Fund's investment objective, principal investment strategy and principal risks are described in its prospectus. The following supplements the information concerning the Fund's investment objective, principal investment strategy and principal risks found in its prospectus. Any stated percentage limitations are measured at the time of the purchase of a security.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled [Cayman Islands] subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, option and swap contracts, but it also may invest in financial futures, fixed income securities, structured notes, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary. For that reason, and for the sake of convenience, references in this SAI to the Fund may also include the Subsidiary. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board of Trustees regarding the Subsidiary's compliance with its policies and procedures. The Subsidiary is a company organized under the laws of the [Cayman Islands], whose registered office is located at the offices of [insert address]. The Subsidiary's affairs are overseen by its own board of directors.

BANK CAPITAL SECURITIES. The Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.

BANK OBLIGATIONS. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks.

To the extent that the Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the U.S. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) less regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets and (xvii) the risk of war.

BANKERS' ACCEPTANCES. The Fund may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

CERTIFICATES OF DEPOSIT. The Fund may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

TIME DEPOSITS. The Fund may invest in time deposits, which are bank deposits for fixed periods of time. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which may vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund's total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

REVERSE REPURCHASE AGREEMENTS, MORTGAGE DOLLAR ROLLS, SALE-BUYBACKS AND ECONOMICALLY SIMILAR TRANSACTIONS. As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, sale-buybacks, and other economically similar transactions, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or "earmarking" of assets determined in accordance with procedures adopted by the Board of Trustees of the Trust ("Board" or "Trustees"), equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value ("NAV") of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or "earmark" assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or "earmarking" of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund's total assets.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("Ginnie Mae"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

The Fund's obligation under a dollar roll agreement must be covered by segregated or "earmarked" liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or "earmarked" liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Fund's overall limitations on investments in illiquid securities.

The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty that purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

CERTIFICATES OF PARTICIPATION. The Fund may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor's interest bears to the total principal amount of the municipal obligation.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Fund may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer's convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security's "conversion value," which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the "investment value," which is the value of a convertible security viewed without regard to its conversion feature (I.E., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. The Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter ("OTC") options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may participate in Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the investment adviser or a sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

[The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.]

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging ("Proxy Hedging"). Proxy Hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy Hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in Proxy Hedging. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

DEBT SECURITIES. The Fund may invest in debt securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. The Fund may invest in depositary receipts. American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. In general, depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The Fund may invest in Participatory notes (commonly known as P-notes), which are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying Indian securities listed on the Indian bourses. These securities are not registered with the Securities and Exchange Board of India. Participatory notes are similar to ADRs. See "Foreign Securities" below.

DERIVATIVES. The Fund may invest in a variety of derivative investments for hedging purposes, to seek to replicate the composition and performance of a particular index, to seek exposure to a particular asset class, for liquidity purposes or as part of its overall investment strategy. The Fund will typically invest in the following types of derivative instruments: options on securities, options on indexes, futures and options on futures, hybrid instruments, structured notes and swaps. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund's investment objective.

OPTIONS ON SECURITIES AND INDEXES. The Fund may purchase and sell both put and call options on securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)

The Fund may sell naked or covered call options to enhance income and may also sell or buy put options on individual securities to gain exposure of manage risk. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or "earmarked") upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or "earmarked" assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates or "earmarks" assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or "earmarked" assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or "earmark" liquid assets equivalent to the amount, if any, by which the put is "in the money."

RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

To the extent that the Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of "covering" its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. Recently the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

The Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract. The Fund may also invest in futures contracts on debt securities ("Debt Futures") or options on Debt Futures.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the investment adviser's or a sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS. The Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. The benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

SWAPS. The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, credit default swaps, equity swaps and commodity swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and (3) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Another type of swap agreement is an equity swap. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. Forms of equity swap agreements include: (1) equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap;" (2) equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor;" and (3) equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

Consistent with the Fund's investment objective and general investment polices, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

The Fund may also enter into options on swap agreements ("swap options" or "swaptions"). A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most swap agreements (but generally not credit default swaps) entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment limitation concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the investment adviser or sub-adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Generally, swap agreements, other than credit default swaps, are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its investment adviser and sub-advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The investment adviser and the sub-advisers, under the supervision of the Board, are responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser's or sub-advisers' ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

EQUITY-LINKED SECURITIES. The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" below. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Fund's restriction on investments in illiquid securities.

EVENT-LINKED EXPOSURE. The Fund may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund, when investing in the bond, may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. See "Taxation of the Fund" for more information regarding the tax risks related to the Fund's investment in an event-linked bond.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

EXCHANGE TRADED NOTES ("ETNS"). The Fund may invest in ETNs. An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. ETNs are publically traded on a U.S. securities exchange. An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its net asset value; the share may trade at a premium or discount to its net asset value, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Fund to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank's credit, the investment adviser or a sub-adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.

STANDBY COMMITMENTS. The Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles the Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised. Ordinarily, the Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. In selecting put bonds for Fund, the investment adviser or a sub-adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

FOREIGN SECURITIES. The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. Foreign securities include equity or debt securities issued by non-U.S. issuers, and include securities in the form of ADRs, GDRs and EDRs and other depositary receipts. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets. See "Depositary Receipts."

CURRENCY RISK AND EXCHANGE RISK. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

FOREIGN MARKET RISK. A fund that may invest in foreign securities offer the potential for more diversification than a fund that invests only in the U.S. because securities traded on foreign markets have often (though not always) performed differently from securities traded in the U.S. However, such investments often involve risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the U.S. or otherwise adversely affect the Fund's operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund's operations.

PUBLICLY AVAILABLE INFORMATION. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the U.S. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (the "Exchange"). Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the U.S.

SETTLEMENT RISK. Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the U.S. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

CERTAIN RISKS OF HOLDINGS FUND ASSETS OUTSIDE THE U.S. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the U.S.

FOREIGN ECONOMY RISK. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

SOVEREIGN DEBT. The Fund may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

EMERGING MARKETS. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets;
(ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Investment in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Fund may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Fund may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described in Appendix A.

RESTRICTIONS ON CERTAIN INVESTMENTS. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. If the Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

GUARANTEED INVESTMENT CONTRACTS. The Fund may invest in guaranteed investment contracts ("GIC"). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to the Fund's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. The Fund does not intend to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser or a sub-adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund's investment adviser or sub-adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds. Inflation-protected debt securities or inflation-indexed bonds include securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities ("TIPS"), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers. Typically, such securities are structured as fixed income securities whose value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-indexed bonds that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon. Other types of inflation-indexed bonds exist which use an inflation index other than the CPI.

Inflation-indexed bonds issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed bonds are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. See "Foreign Securities" above. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though the holder does not receive its principal until maturity. See "Taxation of the Fund" for more information.

INITIAL PUBLIC OFFERINGS ("IPO"). The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. These limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF has been granted an exemptive order by the SEC and subject to certain terms and conditions imposed by such exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. [The Fund has entered into several such agreements and may enter into others. The Fund's ability to invest in ETFs will be severely constrained unless the ETFs in which they invest have received such an order from the SEC, and the ETF and the Fund takes appropriate steps to comply with the relevant terms and conditions of such orders. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.]

The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the investment adviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF's total outstanding securities during any period of less than 30 days.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to an ETF, such as the trustee or sponsor, may close or otherwise fail to perform its obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETF may be dependent upon licenses to use the various indices as a basis for determining its composition and/or otherwise to use certain trade names. If these licenses are terminated, the ETF may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the investment adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF will be available for investment at that time.

INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under "Investment Limitations" below, the Fund does not invest directly in commodities. However, the Fund may invest in securities of companies whose business is related in commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources and derivatives which provide exposure to such investments. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or may buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized statistical ratings organization ("NRSRO").

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Fund may invest in loan participations with credit quality comparable to that of the issuers of the Fund's securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the investment adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's NAV than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the investment adviser's or a sub-adviser's research, as the case may be, in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See "Investment Company Securities and Exchange-Traded Funds" above.)

MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-related securities and asset-backed securities. Mortgage related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." The Fund also may invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations").

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Ginnie
Mae) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the U.S. recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund's mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Consequently, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Since September 6, 2008, Fannie Mae and Freddie Mac have been under conservatorship, with the Federal Housing Finance Agency (FHFA) acting as conservator. It is not known when or how the conservatorships will be terminated or what changes to Fannie Mae's and Freddie Mac's business structures will be made during or following the termination of the conservatorships. However, the recently enacted Dodd-Frank Wall Street Reform and Consumer Protection Act requires the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of Fannie Mae and Freddie Mac or the privatization of such entities. In a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America's housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

Fannie Mae and Freddie Mac are each subject to investigations by the Department of Justice and SEC, and each is a party to a number of lawsuits. Each of Fannie Mae and Freddie Mac may be required to pay substantial judgments, settlements or penalties and incur significant expenses in connection with these investigations and lawsuits, which could have a material adverse effect on each of their businesses, results of operations, financial condition, liquidity and net worth.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the investment adviser or a sub-adviser determines that the securities meet the Trust's quality standards. Securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the investment adviser's or a sub-adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth below under "Investment Limitations," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginne Mae, Fannie Mae or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginne Mae, FHLMC, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as "sequential pay" CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class ("PAC") CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches--known as support bonds, companion bonds or non-PAC bonds--which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with the Fund's investment objectives and policies, the Fund may invest in various tranches of CMO bonds, including support bonds.

COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO RESIDUALS. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMBSs") have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

COLLATERALIZED DEBT OBLIGATIONS. The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund's Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ASSET-BACKED SECURITIES. Asset-backed securities ("ABS") are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible. Consistent with its investment objectives and policies, the Fund also may invest in other types of asset-backed securities.

MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, "municipal securities") to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

GENERAL OBLIGATION SECURITIES. General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

REVENUE OR SPECIAL OBLIGATION SECURITIES. Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

MUNICIPAL LEASE OBLIGATIONS. Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

BOND ANTICIPATION NOTES. Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

TAX ANTICIPATION NOTES. Tax Anticipation Notes finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

INDUSTRIAL DEVELOPMENT BONDS ("IDBS") AND PRIVATE ACTIVITY BONDS ("PABS"). IDBs and PABs are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

RESOURCE RECOVERY BONDS. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or Ginne Mae.

PUT BONDS. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

NON-INVESTMENT GRADE SECURITIES. The Fund may invest in non-investment grade or "high yield" fixed income securities commonly known to investors as "high yield bonds" or "junk bonds."

High yield bonds are issued by a company whose credit rating (based on an NRSRO's evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant to purchase the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and yields which fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated "Ba1" or lower by Moody's or "BB+" or lower by S&P(R)) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a greater sensitivity to economic changes than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Fund's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress, possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund's NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Fund defaults, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chooses to seek recovery of its investment.

The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Fund's assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect the Fund's NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds have adversely affected the market in the past.

When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, certain of the Fund's liquid securities may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because ratings by NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the investment adviser performs its own analysis of the issuers whose non-investment grade securities the Fund holds. Because of this, the Fund's performance may depend more on the investment adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of ratings, see "Appendix A - Description of Securities Ratings."

In selecting non-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The investment adviser continuously monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for the Fund, the Fund's investment adviser will consider whether the Fund should continue to hold the security.

In the event that the Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund's rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, including higher investment research costs and higher commission costs.

PARTICIPATIONS IN DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES. The Fund may acquire participations in delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times earmark or set aside cash or liquid securities in a segregated account with the Fund's custodian, in an amount sufficient to meet such commitments.

The Fund may invest in participations of delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations" above. Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Participations in delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by the Fund.

PARTICIPATION INTERESTS. The Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

POOLED INVESTMENT VEHICLES. The Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bear directly in connection with its own operation.

PORTFOLIO TURNOVER. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

RATINGS AS INVESTMENT CRITERIA. In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information.

REAL ESTATE COMPANIES. The Fund may invest in securities of domestic and foreign companies that are engaged in the real estate industry ("Real Estate Companies"). A company is considered to be a Real Estate Company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries.

Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.

REITS. As noted above, the Fund may invest in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate properties or in real estate-related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.

Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear its proportionate share of the costs of the REIT's operations.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid, are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A. As a result of the resale restrictions on Rule 144A securities, there is a greater risk that they will become illiquid than securities registered with the SEC.

SECURITIES LENDING. The Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund and all deemed borrowings exceeds one-third of the value of the Fund's total assets taken at fair market value. When the Fund lends it portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentages of the Fund's total assets on loan. Collateral must be valued daily by the investment adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

SHORT SALES. The Fund will regularly engage in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in commercial paper and other money market instruments, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

TRUST PREFERRED SECURITIES. The Fund may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust's common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Fund, to sell their holdings. In identifying the risks of the trust preferred securities, the investment adviser will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as the Fund

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the U.S. (for example, the Government National Mortgage Association ("Ginnie Mae") securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the U.S., the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

In addition to the securities discussed above, the Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program ("TLGP"). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies ("FDIC-backed debt"). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature.

The Fund may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WARRANTS AND RIGHTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

WHEN-ISSUED SECURITIES. The may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires it to distribute such income (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to it under the IRC. See "Taxation of the Fund."

                          DISCLOSURE OF FUND HOLDINGS

The Trust has policies and procedures in place regarding the disclosure of securities holdings of the Fund which are designed to allow disclosure of the Fund's holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund's holdings, the Fund will not provide or permit others to provide information about the Fund's holdings on a selective basis.

The Trust provides portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by Federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities.

The Trust may, but is not required to, post the Fund's schedule of investments on a website at regular intervals or from time to time at the discretion of the Trust. Such schedule of investments will generally be as of a date at least 30 days prior to its posting on the website. However, the lag time between the public dissemination of the Fund's schedule of investments and the date of such schedule of investments may be adjusted by the officers of the Trust, in consultation with the Board of Trustees. In addition to the Fund's schedule of investments, the Trust may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund's top ten holdings, and a percentage breakdown of the Fund's investments by country, sector and industry. This additional information will generally be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The officers of the Trust, in consultation with the Board of Trustees, may adjust the lag time for posting such information on the Trust's website. The day after any Fund's holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

The Trust may distribute or authorize the distribution of information about the Fund's holdings that is not publicly available (on a website or otherwise) to the Fund's or an investment adviser's employees and affiliates that provide services to the Fund. The Trust may also distribute or authorize the distribution of information about the Fund's holdings that is not publicly available (on a website or otherwise) to the Trust's service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or a sub-adviser prior to the commencement of its duties;
(iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.

In order to mitigate conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, sub-advisers, or principal underwriter, or any affiliated person of the Fund, its investment adviser, sub-advisers, or principal underwriter, on the other, the Trust's Chief Compliance Officer ("CCO") must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of portfolio holdings. The Trust's CCO must report all arrangements to disclose portfolio holdings information to the Trust's Board of Trustees of the Trust on an as needed basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.

Before any non-public disclosure of information about the Fund's holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the Fund's portfolio holdings information only in a manner consistent with the Trust's policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Trust or an investment adviser or sub-adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

Each of the following third parties have been approved to receive portfolio holdings information: (i) the Trust's sub-administrator and accounting agent;
(ii) the Trust's independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) the Trust's custodian in connection with its custody of Fund assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Crane Data LLC, Factset, Global Trading Analytics, LLC, Lipper Analytical Services, Inc., Morningstar Inc., National Financial Services, Standard & Poor's, SunGuard and Vestek. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information without specific authorization. The Trust's investment adviser and service providers will establish procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies.

The identity of persons with which the Trust has ongoing arrangements to provide portfolio holdings information is set forth below. In order to solicit prices on various fixed income securities, the Fund may share this information with the broker dealers listed below on a periodic basis as needed with as little as a one day lag:

Banc of America                          Janney Montgomery Scott                [PERFORM]
Barclays Capital Inc.                    Jefferies & Co., Inc.                  PerformanceExplorer
Bloomberg                                KLF Inc.                               Piper Jaffray & Company
Citigroup Global Markets, Inc.           Legg Mason Inc.                        RBC Capital Markets
Crane Data LLC                           Lipper Analytical Services, Inc.       Siebert Brandford Shank & Co., LLC
Electra Information Systems, Inc.        Longview                               Standard & Poor's
Factset                                  Loop Capital Markets                   Stephens Inc.
Fidelity                                 Maslow                                 Stern, Agee & Leach
Global Trading Analytics, LLC            Morgan Stanley                         Stone & Youngberg
Hutchinson, Shockey, Erley & Co.         Morningstar Inc.                       SunGuard (Global Plus)
Interactive Data                         National Financial Services            Thompson Financial
Investedge                               Northfield Information Services, Inc.  Vestek


                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Fund has adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of the Fund's assets or redemptions of shares will not be considered a violation of a limitation. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund has designated the following policies as fundamental:

1. DIVERSIFICATION. The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940 ("1940 Act"), any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

3. UNDERWRITING. The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4. LOANS. The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

5. REAL ESTATE. The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6. COMMODITIES. The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

7. CONCENTRATION OF INVESTMENTS. The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies in the same industry or group of industries.

8. SENIOR SECURITIES. The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1. DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

2. BORROWING. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3. UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Statement of Additional Information.

5. SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Fund's investment adviser, sub-adviser or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Fund's investment adviser, sub-adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.


----------------------------------------------------------------------------------------------------------------------
                                                                                                          OTHER
                                                                                                      DIRECTORSHIPS
                                                                                         NUMBER OF       HELD BY
                                                                         PRINCIPAL       FUNDS IN        TRUSTEE
                                POSITION(S)     TERM OF OFFICE AND     OCCUPATION(S)   FUND COMPLEX     DURING THE
           NAME AND              HELD WITH        LENGTH OF TIME        DURING PAST     OVERSEEN BY     PAST FIVE
        DATE OF BIRTH              TRUST              SERVED             FIVE YEARS    TRUSTEE(1)         YEARS
----------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN (2)          Trustee         Shall serve until     Retired since         12        FundVantage
 Date of Birth: 2/49                             death, resignation    February 2006;                  Trust (31
                                                 or removal. Trustee   Executive Vice                  portfolios);
                                                 since October 1998,   President of                    Optimum Fund
                                                 President and         Wilmington                      Trust (6
                                                 Chairman of the       Trust Company                   portfolios)
                                                 Board from October    from February                   (registered
                                                 1998 to January       1996 to                         investment
                                                 2006.                 February 2006;                  companies).
                                                                       President
                                                                       of Rodney
                                                                       Square
                                                                       Management
                                                                       Corporation
                                                                       ("RSMC")
                                                                       from 1996
                                                                       to 2005;
                                                                       Vice
                                                                       President
                                                                       of RSMC
                                                                       2005 to
                                                                       2006.
----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 ROBERT ARNOLD                    Trustee       Shall serve until     Founder and           12        First Potomac
 Date of Birth: 3/44                            death, resignation    co-manager, R.                  Realty Trust
                                                or removal. Trustee   H. Arnold &                     (real estate
                                                since May 1997.       Co., Inc.                       investment
                                                                      (financial                      trust).
                                                                      consulting)
                                                                      since 1989.

----------------------------------------------------------------------------------------------------------------------
(1)    The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds)
       and MTB Group of Funds (__ funds).
(2)    Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, an investment adviser to the Trust.


                                       39




                                                                                                          OTHER
                                                                                                      DIRECTORSHIPS
                                                                                         NUMBER OF       HELD BY
                                                                         PRINCIPAL       FUNDS IN        TRUSTEE
                                POSITION(S)     TERM OF OFFICE AND     OCCUPATION(S)   FUND COMPLEX     DURING THE
           NAME AND              HELD WITH        LENGTH OF TIME        DURING PAST     OVERSEEN BY     PAST FIVE
        DATE OF BIRTH              TRUST              SERVED             FIVE YEARS    TRUSTEE1           YEARS

----------------------------------------------------------------------------------------------------------------------
 DR. ERIC BRUCKER                 Trustee       Shall serve until     Professor of          12        None
 Date of Birth: 12/41                           death, resignation    Economics,
                                                or removal. Trustee   Widener
                                                since October 1999.   University
                                                                      since
                                                                      2002;
                                                                      formerly,
                                                                      Dean,
                                                                      School of
                                                                      Business
                                                                      Administration
                                                                      of Widener
                                                                      University
                                                                      from 2001
                                                                      to 2004.

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 NICHOLAS GIORDANO              Trustee and     Shall serve until     Consultant,           12        Kalmar Pooled
 Date of Birth: 3/43          Chairman of the   death, resignation    financial                       Investment
                                   Board        or removal. Trustee   services                        Trust; The RBB
                                                since October 1998.   organizations                   Fund Inc. (19
                                                                      from 1997 to                    portfolios)
                                                                      present;                        (registered
                                                                      Interim                         investment
                                                                      President,                      companies);
                                                                      LaSalle                         Independence
                                                                      University from                 Blue Cross;
                                                                      1998 to 1999;                   IntriCon
                                                                      President and                   Corporation
                                                                      Chief Executive                 (industrial
                                                                      Officer,                        furnaces and
                                                                      Philadelphia                    ovens).
                                                                      Stock Exchange
                                                                      from 1981 to
                                                                      1997.
----------------------------------------------------------------------------------------------------------------------

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the Fund's investment advisers or Distributor, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

                                       40









------------------------------------------------------------------------------------------------------------------------
                                                  EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------
                                                                                                          OTHER
                                                                                                      DIRECTORSHIPS
                                                                                         NUMBER OF       HELD BY
                                                                         PRINCIPAL       FUNDS IN        TRUSTEE
                                POSITION(S)     TERM OF OFFICE AND     OCCUPATION(S)   FUND COMPLEX     DURING THE
           NAME AND              HELD WITH        LENGTH OF TIME        DURING PAST     OVERSEEN BY     PAST FIVE
        DATE OF BIRTH              TRUST              SERVED             FIVE YEARS    TRUSTEE1           YEARS
------------------------------------------------------------------------------------------------------------------------

 JOHN J. KELLEY                President &     Shall serve at the     President of RSMC       N/A             N/A
 1100 North Market Street      Chief           pleasure of the Board  since 2008; Vice
 Wilmington, DE 19890          Executive       and until successor    President of WTIM
 Date of Birth: 9/59           Officer         is elected and         since 2005;
                                               qualified. Officer     Member of the
                                               since September 2005.  Board of
                                                                      Managers
                                                                      of WTIM;
                                                                      Vice
                                                                      President
                                                                      of BNY
                                                                      Mellon
                                                                      Investment
                                                                      Servicing
                                                                      (formerly,
                                                                      PNC Global
                                                                      Investment
                                                                      Servicing)
                                                                      from
                                                                      January
                                                                      2005 to
                                                                      July 2005;
                                                                      Vice
                                                                      President
                                                                      of
                                                                      Administration,
                                                                      1838
                                                                      Investment
                                                                      Advisors,
                                                                      LP from
                                                                      1999 to
                                                                      2005;
                                                                      Chief
                                                                      Compliance
                                                                      Officer,
                                                                      1838
                                                                      Investment
                                                                      Advisors,
                                                                      LP from
                                                                      2004 to
                                                                      2005.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ANNA M. BENCROWSKY             Vice            Shall serve at the     Chief Compliance       N/A             N/A
 1100 North Market Street       President,      pleasure of the        Officer, WTIM
 Wilmington, DE 19890           Chief           Board and until        since 2007; Vice
 Date of Birth: 5/51            Compliance      successor is elected   President, WTIM
                                Officer &       and qualified;         since 2004; Vice
                                Anti-Money      Officer since          President and
                                Laundering      September 2004.        Chief Compliance
                                Officer                                Officer, RSMC
                                                                       since
                                                                       2004;
                                                                       Vice
                                                                       President
                                                                       and Chief
                                                                       Compliance
                                                                       Officer,
                                                                       1838
                                                                       Investment
                                                                       Advisors,
                                                                       LP from
                                                                       1999 to
                                                                       2004.
------------------------------------------------------------------------------------------------------------------------



                                       41

                                                                                                          OTHER
                                                                                                      DIRECTORSHIPS
                                                                                         NUMBER OF       HELD BY
                                                                         PRINCIPAL       FUNDS IN        TRUSTEE
                                POSITION(S)     TERM OF OFFICE AND     OCCUPATION(S)   FUND COMPLEX     DURING THE
           NAME AND              HELD WITH        LENGTH OF TIME        DURING PAST     OVERSEEN BY     PAST FIVE
        DATE OF BIRTH              TRUST              SERVED             FIVE YEARS    TRUSTEE1           YEARS

------------------------------------------------------------------------------------------------------------------------
 EDWARD W. DIFFIN, JR.          Vice            Shall serve at the     Director of            N/A             N/A
 1100 North Market Street       President &     pleasure of the        Mutual Fund
 Wilmington, DE 19890           Secretary       Board and until        Regulatory
 Date of Birth: 1/52                            successor is elected   Administration
                                                and qualified;         of WTIM since
                                                Officer since          November 2006;
                                                February 2007.         Coleman Counsel
                                                                       from November
                                                                       2005 to November
                                                                       2006; Vice
                                                                       President and
                                                                       Senior Counsel
                                                                       of Merrill
                                                                       Lynch & Co.,
                                                                       Inc. from 1994
                                                                       to 2005.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 JOHN C. MCDONNELL              Vice            Shall serve at the     Director of            N/A             N/A
 1100 North Market Street       President,      pleasure of the        Mutual Fund
 Wilmington, DE 19890           Chief           Board and until        Administration,
 Date of Birth: 4/66            Financial       successor is elected   WTIM, since
                                Officer &       and qualified;         October 2005;
                                Treasurer       Officer since          Audit and
                                                November 2005.         Assurance -
                                                                       Senior, Deloitte
                                                                       (public
                                                                       accounting) from
                                                                       September 2004
                                                                       to October 2005;
                                                                       Mutual Fund
                                                                       Administration,
                                                                       1838 Investment
                                                                       Advisors from
                                                                       March 1999 to
                                                                       September 2004.
------------------------------------------------------------------------------------------------------------------------


                                       42


                                                                                                          OTHER
                                                                                                      DIRECTORSHIPS
                                                                                         NUMBER OF       HELD BY
                                                                         PRINCIPAL       FUNDS IN        TRUSTEE
                                POSITION(S)     TERM OF OFFICE AND     OCCUPATION(S)   FUND COMPLEX     DURING THE
           NAME AND              HELD WITH        LENGTH OF TIME        DURING PAST     OVERSEEN BY     PAST FIVE
        DATE OF BIRTH              TRUST              SERVED             FIVE YEARS    TRUSTEE1           YEARS
------------------------------------------------------------------------------------------------------------------------
 CLAYTON M. ALBRIGHT           Vice President  Shall serve at the     Managing Director       N/A             N/A
 1100 North Market Street                      pleasure of the Board  Fixed Income
 Wilmington, DE 19890                          and until successor    Management,
 Date of Birth: 9/53                           is elected and         Wilmington Trust
                                               qualified. Officer     since 2007;
                                               since October 1998.    Director, Fixed
                                                                      Income Research
                                                                      and Portfolio
                                                                      Manager,
                                                                      Wilmington Trust
                                                                      from 1996 to
                                                                      2007; Vice
                                                                      President, RSMC
                                                                      since 2001; Vice
                                                                      President of WTIM
                                                                      since 2006;  Vice
                                                                      President,
                                                                      Wilmington Trust
                                                                      Company since
                                                                      1997.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 JOSEPH M. FAHEY, JR.           Vice President  Shall serve at the     Investment             N/A             N/A
 1100 North Market Street                       pleasure of the        Adviser, WTIM
 Wilmington, DE 19890                           Board and until        since 2003; Vice
 Date of Birth: 1/57                            successor is elected   President, RSMC
                                                and qualified.         since 1992.
                                                Officer since November 1999.

------------------------------------------------------------------------------------------------------------------------

LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust's financial operations and performance, oversee the activities and legal compliance of the funds' investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the funds' proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of four individuals, one of whom is considered an Interested Trustee. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met [five] times during the fiscal year ended June 30, 2011.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and the other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust's Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection "Trustee Qualifications," below. Based on a review of the Board and its function, the Trustees have determined that the leadership structure of the Board is appropriate and that the Board's role in the risk oversight of the Trust, as discussed below, allows the Board to effectively administer its oversight function. The Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Arnold and Giordano, each of whom is an Independent Trustee. Mr. Arnold serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent registered public accountants; (2) review and approve the scope of the independent registered public accountants' audit activity; (3) review the financial statements which are the subject of the independent registered public accountants' certifications; and (4) review with such independent registered public accountants the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2011, there were [four] meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Arnold, Brucker and Giordano, each of whom is an Independent Trustee. Dr. Brucker serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer ("CCO") for the Trust. During the fiscal year ended June 30, 2011, there were [two] meetings of the Nominating and Governance Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least twenty years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Christian, an Interested Trustee, and Brucker, an Independent Trustee. Mr. Christian serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board's compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust's CCO regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust's Rule 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust's investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust's valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter's 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO's performance. During the fiscal year ended June 30, 2011, there were [four] meetings of the Regulatory Oversight Committee.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees' conclusion that each individual identified above is qualified to serve as a Trustee of the Trust.

The Board believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the investment adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Christian served as Executive Vice President of Wilmington Trust Company, President and Vice President of RSMC and currently serves as the Trustee to two other mutual fund complexes (FundVantage Trust and Optimum Fund Trust); Mr. Arnold is the founder and co-manager of R.H. Arnold & Co., Inc., a financial consulting firm; Dr. Brucker is a Professor of Economics at Widener University and served as the Dean at the School of Business Administration at Widener University; and Mr. Giordano is a consultant to financial service organizations, served as the Interim President of LaSalle University, served as the President and Chief Executive Officer of the Philadelphia Stock Exchange and currently serves as the Trustee to two other mutual fund complexes (Kalmar Pooled Investment Trust and The RBB Fund Inc.).

In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

RISK OVERSIGHT. Consistent with its responsibilities for oversight of the Trust and the Fund, the Board, among other things, oversees risk management of the Fund's investment program and business affairs directly and through the committee structure that it has established. Risks to the Fund include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Fund. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the investment adviser, sub-advisers, and other key service providers to the Fund, including the administrator, sub-administrator, the distributor, the transfer agent, the custodian, and the independent auditor, have also implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the CCO, to report to the Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee receive regular reports from the Trust's independent auditors on internal control and financial reporting matters. On at least a quarterly basis, the Board and the Regulatory Oversight Committee meet with the Trust's CCO, including meetings in executive sessions, to discuss issues related to portfolio compliance and, on at least an annual basis, receive a report from the CCO regarding the effectiveness of the Trust's compliance program. In addition, the Board also receives reports from the investment adviser on the investments and securities trading of the Fund, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of those investments. The Board also receives reports from the Trust's primary service providers on a periodic or regular basis, including the sub-advisers to the Fund.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2010. [TO BE UPDATED/CONFIRMED]

                                                                              AGGREGATE DOLLAR RANGE
                                                                              OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE/FUNE                     DOLLAR RANGE OF EQUITY SECURITIES    OVERSEEN BY TRUSTEE WITHIN THE
                                                 IN THE FUND                  FAMILY OF INVESTMENT COMPANIES
--------------------------------------- ------------------------------------- -------------------------------------
INTERESTED TRUSTEES
   Robert J. Christian                                  NONE                             Over $100,000
INDEPENDENT TRUSTEES
   Robert Arnold                                        NONE                                  NONE
   Eric Brucker                                         NONE                             Over $100,000
   Nicholas Giordano                                    NONE                             Over $100,000

As of December 31, 2010, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in the investment adviser, any sub-adviser, or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment adviser, any sub-adviser or the Distributor.

COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid to the Trustees during the fiscal year ended June 30, 2011 for their service to the Trust and the total compensation paid to the Trustees by the Fund complex:

                                                                                                         TOTAL
                                                  PENSION OR RETIREMENT                              COMPENSATION
                                 AGGREGATE         BENEFITS ACCRUED AS           ESTIMATED               FROM
                             COMPENSATION FROM      PART OF THE TRUST      ANNUAL BENEFITS UPON      FUND COMPLEX
         TRUSTEE                 THE TRUST               EXPENSES               RETIREMENT         PAID TO TRUSTEES
--------------------------- -------------------- ------------------------- ---------------------- --------------------
Robert H. Arnold                 $[_____]                  None                    None                $[_____]
Dr. Eric Brucker                 $[_____]                  None                    None                $[_____]
Robert J. Christian              $[_____]                  None                    None                $[_____]
Nicholas Giordano                $[_____]                  None                    None                $[_____]


                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, RSMC, each sub-adviser and the Distributor have adopted a code of ethics (each, a "Code" and together, the "Codes").

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the Distributor, or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Codes adopted by RSMC and each sub-adviser, personal trading may be subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust's registration statement filed with the SEC.

                                  PROXY VOTING

The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the investment adviser, subject to the Board's continuing oversight. The investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Fund. RSMC has delegated proxy voting responsibilities to [insert sub-advisers]. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. An investment adviser or sub-adviser will consider the factors that could affect the value of the Fund's investment in its determination on a vote.

RSMC has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Its proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

RSMC's proxy voting procedures establish a protocol for voting of proxies in cases in which RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise RSMC's independence of judgment and action in voting the proxy in the best interest of the Fund's shareholders. RSMC believes that consistently voting in accordance with their stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by Wilmington Trust's Securities Review Committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. Attached hereto as Appendices B, [_____] are the proxy voting policies and procedures for RSMC, [insert sub-advisers], respectively. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available by request by calling
(800) 336-9970 or on the SEC's website at www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to "control" the Fund. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of the date of this SAI, officers and Trustees of the Trust owned individually and together less than 1% of the outstanding shares of the Trust and of the Fund (or class thereof). As of the date of this SAI, no person or entity owned of record or beneficially 5% or more of the outstanding shares of any class of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to the Fund. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is wholly owned subsidiary of M&T Bank Corporation. Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust Investment Management, LLC, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker dealer. Cramer Rosenthal McGlynn, LLC. ("CRM") and Roxbury Capital Management ("Roxbury") are each registered investment advisers. Wilmington Trust Corporation has a controlling interest in both CRM and Roxbury.

Pursuant to an investment advisory agreement between the Trust and RSMC (the "Investment Advisory Agreement"), RSMC manages the assets of the Fund. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the investment adviser on 60 days written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, RSMC is entitled to receive an annual investment advisory fee, paid monthly, of 1.50% of the average daily net assets of the Fund. RSMC has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 2.25% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until [insert date], unless the Board of Trustees approves its earlier termination.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC has agreed to: (a) direct the investments of the Fund, subject to and in accordance with the Fund's investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund's objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations;
(f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, RSMC has agreed to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees employed by RSMC and the salaries of all personnel of RSMC performing services for the Fund relating to research, statistical and investment activities are paid by RSMC. The Fund and each class of shares of the Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

                             SUB-ADVISORY SERVICES

Each of Acuity Capital Management, LLC ("Acuity"), Adar Investment Management, LLC ("Adar"), Calypso Capital Management, LP ("Calypso"), Rock Maple Services, LLC ("Rock Maple"), TIG Advisors, LLC ("TIG"), Water Island Capital, LLC ("Water Island"), Wilmington Trust Investment Management, LLC ("WTIM") and Whitebox Advisors LLC ("Whitebox") act as sub-advisers to the Fund. Acuity, Adar, Calypso, Rock Maple, TIG, Water Island, WTIM and Whitebox are located, respectively, at: 4 Greenwich Office Park, Greenwich, CT 06831; 156 West 56th St., Suite 801 New York, NY 10019; 135 East 57th Street, 20th Floor, New York, NY 10022; 711 Fifth Avenue, 5th Floor, New York, NY 10022; 520 Madison Avenue, 26th Floor, New York, NY 10022; 41 Madison Avenue, 42nd Floor, New York, NY 10010; 3280 Peachtree Road NE, 27th Floor, Atlanta, Georgia 30305 and 3033 Excelsior Boulevard, Suit 300, Minneapolis, MN 55416.

Howard M. Needle and David J. Harris each may be deemed to control Acuity by virtue of owning greater than 25% of Acuity.

Blinder Management LLC owns greater than 75% of ADAR. The Blinder 2004 Family Trust owns greater than 75% of Blinder Management LLC.

Casey Gard may be deemed to control Calypso by virtue of owning greater than 25% of Calypso.

David W. Freelove may be deemed to control Rock Maple by virtue of owning greater than 25% of Rock Maple.

Carl H. Tiedemann may be deemed to control TIG by virtue of owning greater than 25% of TIG.

John S. Orrico may be deemed to control Water Island by virtue of owning greater than 25% of Water Island.

WTIM is a wholly owned subsidiary of Wilmington Trust Corporation, which is wholly owned subsidiary of M&T Bank Corporation.

Andrew J. Redleaf may be deemed to control Whitebox by virtue of owning greater than 25% of Whitebox.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of the Fund's assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Fund's investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Sub-Advisory Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Trust (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period. WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed contractual amount of RSMC's advisory fee. The fee shall be payable monthly as soon as practicable after the last day of each month. Rock Maple is entitled to receive an annual sub-advisory fee, paid monthly, of [___]% of the average daily net assets of the Fund. The Fund is directly responsible for paying the following sub-advisers the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-adviser:

------------------------------------------------------------ ---------------------------------------------------------
                                                             SUB-ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET
SUB-ADVISER                                                  ASSETS ("ASSETS")
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Acuity Capital Management, LLC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Adar Investment Management, LLC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Calypso Capital Management, LP,
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TIG Advisors, LLC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Water Island Capital, LLC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Whitebox Advisors LLC
------------------------------------------------------------ ---------------------------------------------------------

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration Agreement dated May 1, 2006, RSMC performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust's registration statement, assisting in obtaining the fidelity bond and directors' and officers'/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board meetings, maintaining the Trust's corporate calendar, maintaining Trust contract files, providing non-investment related statistical and research data as may be requested by the Board, and providing executive and administrative services to support the Independent Trustees. Pursuant to a Sub-Administration and Accounting Services Agreement dated May 1, 2006, BNY Mellon Investment Servicing (formerly, PNC Global Investment Servicing (U.S.) Inc.) performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund.

For its services under the Administration agreement, RSMC receives a fee equal to: 0.0185% of the first $2 billion of the Trust's total aggregate net assets; 0.0175% of the next $2 billion of the Trust's total aggregate net assets; 0.0125% of the next $2 billion of the Trust's total aggregate net assets' and 0.0080% of the Trust's total aggregate net assets in the excess of $6 billion.

Pursuant to a Compliance Services Agreement dated May 1, 2006, RSMC also provides the following services to the Trust and the Fund: employs an individual suitable to the Board to fulfill the role of CCO of the Trust; monitors the Fund's compliance with the investment restrictions as are set forth in the 1940 Act and the rules thereunder, the Internal Revenue Code, and the investment objectives, policies and restrictions of the Trust applicable to the Fund of the Trust and provides regular reports on such compliance; and assists the CCO in maintaining the policies and procedures that are reasonably designed to prevent violations of the securities laws and regulations. In consideration of the provision of these services, RSMC receives an annual fee equal to three-fourths of the CCO's total compensation.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [_______], Independent Registered Public Accounting Firm, serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements, (2) providing assistance and consultation in connection with SEC filings and (3) reviewing the annual federal income tax returns. [_______] is located at [____________].

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

CUSTODIANS. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Fund. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed The Bank of New York Mellon, located at One Wall Street, New York, New York 10286, as Sub-Custodian of the Trust.

TRANSFER AGENT. BNY Mellon Investment Servicing, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Trust's Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Professional Funds Distributor, LLC (the "Distributor"), located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund's shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Trust's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"), the Distributor will furnish or enter into arrangements with others for the furnishing of marketing or sales services with respect to the A Shares as may be required pursuant to the plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund's Institutional Shares.

The Distribution Agreement became effective as of January 1, 2004 and continued in effect for a period of two years. Thereafter, the agreement has continued in effect for successive annual periods provided such continuance has been approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Trust or any agreements related to a Rule 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund on sixty (60) days written notice to the Distributor; or (ii) by the Distributor on sixty (60) days written notice to the Fund. The Distributor will be compensated for distribution services according to the A Shares' Rule 12b-1 Plan regardless of the Distributor's expenses.

The A Shares Rule 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions ("Service Organizations") such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities. The A Shares Rule 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.50% (0.25% distribution fee and 0.25% shareholder service fee) on an annualized basis of the A Shares of the Fund's average net assets, except with respect to limitations set from time to time by the Board of Trustees.

Under the A Shares Rule 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its A Shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Rule 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments. When purchasing A Shares, a sales charge will be incurred at the time of purchase (a "front-end sales charge") based on the dollar amount of the purchase. Information regarding the front-end sales charge is provided in the Prospectus under "Purchase of Shares - Front End Sales Charge."

                               PORTFOLIO MANAGERS

The information provided below supplements the information provided in the Fund's prospectus under the heading "Fund Management" with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

         (i) "OTHER ACCOUNTS MANAGED." Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund for the fiscal year ended June 30, 2011;

         (ii) "MATERIAL CONFLICTS OF INTEREST." Material conflicts of interest identified by RSMC, WTIM and each sub-adviser that may arise in connection with a portfolio manager's management of the Fund's investments and investments of other accounts managed for the fiscal year ended June 30, 2011. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. ADDITIONAL CONFLICTS OF INTEREST MAY POTENTIALLY EXIST OR ARISE THAT ARE NOT DISCUSSED BELOW;

         (iii) "COMPENSATION." A description of the structure of, and method used to determine the compensation received by the Fund portfolio managers or management team members from the Fund, the adviser or any other source with respect to managing the Fund and any other accounts for the fiscal year ended June 30, 2011; and

         (iv) "OWNERSHIP OF SECURITIES." Information regarding each portfolio manager's dollar range of equity securities beneficially owned in the Fund as of June 30, 2011.

RODNEY SQUARE MANAGEMENT CORPORATION, INVESTMENT ADVISER
WILMINGTON TRUST INVESTMENT MANAGEMENT LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
GREG SILBERMAN
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
R. SAMUEL FRAUNDORF
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
JONATHAN GLIDDEN
---------------------------------------- ------------------- ------------------ ------------------- ------------------
------------------- -------------------- ------------------- ------------------ ------------------- ------------------
                    Registered
                    Investment
                    Companies
------------------- -------------------- ------------------- ------------------ ------------------- ------------------
------------------- -------------------- ------------------- ------------------ ------------------- ------------------
                    Other Pooled
                    Investment Vehicles
------------------- -------------------- ------------------- ------------------ ------------------- ------------------
------------------- -------------------- ------------------- ------------------ ------------------- ------------------
                    Other Accounts
------------------- -------------------- ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST. Portfolio managers may experience certain conflicts of interest in managing the Fund's investments on the one hand and the investments of other funds/accounts on the other. RSMC/WTIM have adopted policies and procedures relating to the allocation of investment opportunities which address these potential conflicts by limiting portfolio manager discretion and are intended to result in a fair and equitable allocation among the funds/accounts managed by the portfolio manager which might be eligible to purchase or sell a particular investment.

The management of multiple funds/accounts by a portfolio manager may give rise to competing interests for the manager's time and attention, particularly if the funds/accounts have different objectives, benchmarks and time horizons. The policies of RSMC/WTIM require that portfolio managers treat all funds/accounts they manage equitably and fairly. RSMC/WTIM have policies allowing them to aggregate sale and purchase orders for all accounts with similar orders if in RSMC's/WTIM's judgment such aggregation is reasonably likely to result in lower per-share brokerage costs.

The Trust has adopted policies and procedures under Rules 17a-7, 17e-1 and 10f-3 under the 1940 Act to help ensure fair and equitable treatment of clients involved in such transactions.

COMPENSATION. RSMC/WTIM participates in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is RSMC's/WTIM's goal to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for RSMC's/WTIM's mutual fund portfolio managers is at or near the mean of RSMC's/WTIM's peer group. Also, they participate in an incentive plan that is based primarily upon investment performance.

OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.

ROCK MAPLE SERVICES, LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
DAVID FREELOVE
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
DOUGLAS FINCHER
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted]

COMPENSATION.  [to be inserted]


OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.

ACUITY CAPITAL MANAGEMENT, LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
HOWARD NEEDLE
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
DAVID J. HARRIS
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted]

COMPENSATION.  [to be inserted]

OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.

ADAR INVESTMENT MANAGEMENT, LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
YEHUDA BLINDER
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
MARK MONROE
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
NICOLAS EDNEY
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted]

COMPENSATION.  [to be inserted]

OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.

CALYPSO CAPITAL MANAGEMENT, LP, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
CASEY GARD
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted

COMPENSATION.  [to be inserted]

OWNERSHIP OF SECURITIES. The portfolio manager did not beneficially own equity securities in the Fund.


TIG ADVISORS, LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
ALAN J. WARE
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
STEFAN MYKYTIUK
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted]

COMPENSATION.  [to be inserted]

OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.

WATER ISLAND CAPITAL, LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
JOHN S. ORRICO
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
TODD W. MUNN
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
ROGER P. FOLTYNOWICZ
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
GREGORY LOPRETE
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted]

COMPENSATION.  [to be inserted]

OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.

WHITEBOX ADVISORS LLC, SUB-ADVISER

---------------------------------------- ------------------- ------------------ ------------------- ------------------
PORTFOLIO MANAGER/ TYPE OF ACCOUNTS      TOTAL NUMBER        TOTAL ASSETS       NUMBER OF           TOTAL ASSETS
                                                                                                    MANAGED
                                                                                ACCOUNTS MANAGED    SUBJECT TO A
                                                                                SUBJECT TO A        PERFORMANCE
                                         OF ACCOUNTS                            PERFORMANCE BASED   BASED ADVISORY
                                         MANAGED             (MILLIONS)         ADVISORY FEE        FEE (MILLIONS)
---------------------------------------- ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
JASON CROSS
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
---------------------------------------- ------------------- ------------------ ------------------- ------------------
CHRIS BEMIS
---------------------------------------- ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Registered
                      Investment
                      Companies
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Pooled
                      Investment
                      Vehicles
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Other Accounts
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

MATERIAL CONFLICTS OF INTEREST.  [to be inserted]

COMPENSATION.  [to be inserted]

OWNERSHIP OF SECURITIES. No portfolio manager beneficially owned equity securities in the Fund.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser and/or sub-advisers place portfolio transactions on behalf of the Fund, select broker-dealers for such transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Portfolio transactions placed by the investment adviser or a sub-adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Fund.

BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser or sub-adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Fund or to the investment adviser or sub-advisers. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser or sub-adviser may place trades with certain brokers with which it is under common control, including Wilmington Brokerage Services Co., an indirect, wholly-owned subsidiary of Wilmington Trust Corporation and an affiliate of RSMC, provided that the investment adviser or sub-adviser determines that the affiliate's services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser or a sub-adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser or sub-adviser may use such broker-dealers to effect securities transactions. Preference may be given to brokers who provide research or statistical material or other services to the Fund, to the adviser or to a sub-adviser, subject to the investment adviser's and sub-advisers' duty to seek best execution.

Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under
Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a higher broker commission than that available from another broker.

Research services received from broker-dealers supplement the investment adviser or sub-adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, providing equipment used to communicate research information and providing specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not directly fund transactions to dealers solely on the basis of research services provided.

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

RSMC currently directs trades to Wilmington Brokerage Services Company (WBSC), an indirect wholly-owned subsidiary of Wilmington Trust Corporation, which receives payments in the form of brokerage commissions on each securities transaction executed by or through it. WBSC may receive revenue in the form of "liquidity rebates" which are payments from electronic communication networks ("ECNs") where Fund trades are directed by WBSC for execution as an incentive for providing liquidity to the ECN.

The securities transactions noted above, which result in brokerage commissions and liquidity rebates received by an affiliated broker will be completed pursuant to the Trust's Rule 17e-1 Policy and Procedures and thereafter reviewed and approved by the Board of Trustees.

ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser's or sub-advisers' other clients have investment objectives and programs similar to those of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro-rata basis and purchases and sales are normally allocated between the Fund and the other clients as to an amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust issues and offers separate classes of shares of the Fund:
Institutional Shares and A Shares. The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that A Shares bear Rule 12b-1 distribution expenses of 0.25% of the average net assets of such class and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid.

The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any Rule 12b-1 distribution fees. Accordingly, the NAV of A Shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.

The Fund does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:


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

INDIVIDUAL RETIREMENT ACCOUNTS: You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Fund IRA, call the transfer agent at (800) 336-9970. The Bank of New York Mellon, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to The Bank of New York Mellon by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

AUTOMATIC INVESTMENT PLAN: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the applicable minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares through an AIP will be effected at its offering price at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern Time) on or about the 20th day of the month. For an application for the AIP, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

PAYROLL INVESTMENT PLAN: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Trust, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Trust reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

BY WIRE: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the U.S. if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemption Option or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

SYSTEMATIC WITHDRAWAL PLAN: If you own shares of the Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares through an SWP will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: To ensure proper authorization before redeeming shares of the Fund, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.


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

The value of shares redeemed may be more or less than the shareholder's cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In the case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash including the imposition of federal income tax on the amount by which the fair market value of the securities sold exceeds your basis in the Fund shares redeemed.

PRICING OF SHARES.

The NAV per share is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon, as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange and BNY Mellon are open for business.

In valuing the Fund's assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.


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

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, trading of European or Far Eastern securities generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which Fund's NAV is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time their price is determined and the time the Fund's NAV is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                   DIVIDENDS

The Fund intends to distribute substantially all of its net investment income, if any. Dividends, if any, from the Fund's net investment income are ordinarily declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

The Fund's dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund which does not declare dividends daily has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

A statement will be sent to you within 60 days after the end of each year detailing the tax status of your distributions. Please see "Taxation of the Fund" below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.

                              TAXATION OF THE FUND

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the "Regulations"), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund's shares in whose hands such shares are capital assets within the meaning of
Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund's shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund's shares through tax-advantaged accounts (such as an individual retirement account (an "IRA"), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund's shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.


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

GENERAL. For federal tax purposes, the Fund is treated as a separate corporation. The Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company ("RIC") under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by such Fund without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Qualifying Income Requirement"), and net income from certain qualified publicly traded partnerships; (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more "qualified publicly traded partnerships" (together with (i) the "Diversification Requirement"); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto ("net exempt interest").

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC's timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder's gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.


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

The qualifying income and asset requirements that must be met under the IRC in order for the Fund to qualify as a RIC, as described above, may limit the extent to which the Fund will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, the Fund's ability to invest in certain commodity related derivatives is limited to a maximum of 10% of its gross income. This limitation, however, will not protect the Fund against the risk of losing its RIC status should any other income be reclassified as non-qualifying income. In Revenue Ruling 2006-31, the IRS stated that the holding in Revenue Ruling 2006-1 "was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income."

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.

EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS. The Fund may carry forward capital losses indefinitely. The excess of the Fund's net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund's next taxable year and the excess of the Fund's net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund's net taxable year. Capital gains arising in subsequent years are offset by carried forward capital losses and are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. The Fund cannot carry back or carry forward any net operating losses.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount ("OID") (generally a debt obligation with a purchase price less than its principal amount). Generally, the Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes if the securities are characterized as equity for federal income tax purposes.

A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding such securities receives no interest payments in cash on such securities during the year.

The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by such Fund's governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income ("UBTI").

OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund ("Section 1256 contracts"), other than contracts on which it has made a "mixed-straddle election", will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund's taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund's distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to such Fund. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.


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

STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute "straddles." Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a "mixed straddle." The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the "wash sale" and "short sale" rules. As a result, the straddle rules could cause distributions that would otherwise constitute "qualified dividend income" to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.

In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund's holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the IRC.

In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund's risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to "wash sales." In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.


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

SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the "Constructive Sales" rules, discussed above.

SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). The Fund's transactions in swaps or other derivatives may be subject to one or more of the special tax rules (e.g., notional principal contract, straddle, constructive sales, wash sales, and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

With respect to certain types of swap agreements or derivative securities, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.

The applicability of these rules to swap agreements or other derivative securities is not entirely clear in certain respects under current law. In addition, whether income generated from swaps and other derivatives is Qualifying Income is not certain or clear. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for the Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain other derivatives securities.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on "excess distributions" received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively "PFIC income"), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund's distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund's economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a "qualified electing fund" ("QEF"), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF's annual ordinary earnings and net capital gain to satisfy the IRC's minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund's adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.


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

FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund's income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund's investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund's investment company income distributable to its shareholders.

FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the "pass-through election") with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will "pass-through" for the year, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.

DISTRIBUTIONS. Distributions paid out of the Fund's current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as "capital gain dividends" (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of "qualified dividend income" received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund's distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction on such Fund's distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.


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

Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.

The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.

PURCHASES OF FUND SHARES. Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of the Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder's holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the "wash sale" rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of the Fund's shares.

BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number ("TIN") certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.


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

STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Fund.

NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs).

For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC's net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend the Fund must furnish a statement to shareholders in which it designates a distribution as such.

Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder's country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in the Fund.

After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends ("Withholding Payments") made after December 31, 2012.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a "foreign financial institution" will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.

FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.

Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in "specified foreign financial assets" on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund's "specified foreign financial assets" (if any) under these new rules.

Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.

TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of such Fund's investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

Any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

All tax-exempt shareholders are urged to consult their tax advisors as to the tax consequences of an investment in the Fund.

TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

SHAREHOLDERS ARE URGED AND ADVISED TO CONSULT THEIR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AFFECTING THE PARTICULAR SHAREHOLDER AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.



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



                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Moody's Investors Service, Inc. ("Moody's"), Standard &Poor's(R) ("S&P(R)"), Fitch Ratings, Inc. ("Fitch") and Egan-Jones Rating Company ("Egan-Jones") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P(R), Fitch and Egan-Jones are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of the Fund to continue to hold the securities.

Moody's credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody's defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody's issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.

An S&P(R) issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P(R)'s view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

An Egan-Jones's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings are based on current information obtained by Egan-Jones's from other sources it considers reliable. Egan-Jones does not perform an audit in connection with any credit rating and may rely on unaudited financial information. Credit ratings maybe changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

                            SHORT-TERM CREDIT RATINGS

MOODY'S

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

"P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

"P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

"P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

"NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P(R)

S&P(R)'s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

The following summarizes the rating categories used by S&P(R) for short-term issues:

"A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. Ratings of "B-1," "B-2," and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B-1" - Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"B-2" - Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"B-3" - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P(R) believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS - Country risk considerations are a standard part of S&P(R)'s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

The following summarizes the rating categories used by Fitch for short-term obligations:

"F1" - Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

"F3" - Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

"B" - Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

"C" - High short-term default risk. This designation indicates that default is a real possibility.

"RD" - Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

"D" - Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.

Specific limitations relevant to the Short-Term Ratings scale include:

  The ratings do not predict a specific percentage of default likelihood over any given time period.
  The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change. The ratings do not opine on the liquidity of the issuer's securities or stock. The ratings do not opine on the possible loss severity on an obligation should an obligation default.
     The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

EGAN-JONES

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

The following summarizes the rating categories used by Egan-Jones for short-term obligations:

"A-1" - A short-term obligation rated "A-1" is rated in the highest category by Egan-Jones. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - A short-term obligation rated "B" is regarded as having significant speculative characteristics. Ratings of "B-1," "B-2," and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B-1" - A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"B-2" - A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"B-3" - A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"C" - A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Egan-Jones believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                            LONG-TERM CREDIT RATINGS

MOODY'S

Moody's long-term obligation ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody's for long-term debt:

"Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

"Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

"A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

"Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

"Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

"B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

"Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

"Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

"C" - Obligations rated "C" are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P(R)

Issue credit ratings are based, in varying degrees, on S&P(R)'s analysis of the following considerations:

         o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

         o        Nature of and provisions of the obligation;

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P(R) for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by S&P(R). The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P(R) believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to `D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

"NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P(R) does not rate a particular obligation as a matter of policy.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS - Country risk considerations are a standard part of S&P(R)'s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch website.

The following summarizes long-term IDR categories used by Fitch:

"AAA" - Highest credit quality. "AAA" ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" - Very high credit quality. "AA" ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - High credit quality. "A" ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

"BBB" - Good credit quality. "BBB" ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

"BB" - Speculative. "BB" ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

"B" - Highly speculative. "B" ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

"CCC" - Substantial credit risk. "CCC" ratings indicate that default is a real possibility.

"CC" - Very high levels of credit risk. "CC" ratings indicate default of some kind appears probable.

"C" - Exceptionally high levels of credit risk. "C" ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a `C' category rating for an issuer include:

         a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

         b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

         c. Fitch otherwise believes a condition of "RD" or "D" to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

"RD" - Restricted default. "RD" ratings indicate an issuer that in Fitch's opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

         a. the selective payment default on a specific class or currency of debt;

         b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

         c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

         d. execution of a coercive debt exchange on one or more material financial obligations.

"D" - Default. "D" ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

"Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-Term IDR category, or to Long-Term IDR categories below "B."

Specific limitations relevant to the issuer credit rating scale include:

  The ratings do not predict a specific percentage of default likelihood over any given time period.
  The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change. The ratings do not opine on the liquidity of the issuer's securities or stock. The ratings do not opine on the possible loss severity on an obligation should an issuer default. The ratings do not opine on the suitability of an issuer as a counterparty to trade credit. The ratings do not opine on any quality related to an issuer's business, operational or financial profile other than the agency's opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

EGAN-JONES

Credit ratings are based, in varying degrees, on the following considerations:

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

Nature of and provisions of the obligation;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The credit rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

"AAA" - An obligation rated "AAA" has the highest rating assigned by Egan-Jones, The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC," and "C" - Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

"D" - An obligation rated "D' is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Egan-Jones believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

"NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Egan-Jones does not rate a particular obligation as a matter of policy.

                             MUNICIPAL NOTE RATINGS

MOODY'S

Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG 1" through "MIG 3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation.

The following summarizes the ratings used by Moody's for these short-term obligations:

"MIG 1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG 2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

"MIG 3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

"SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG 1".

VMIG rating expirations are a function of each issue's specific structural or credit features.

"VMIG 1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG 2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG 3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P(R)

An S&P(R) U.S. municipal note rating reflects S&P(R)'s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P(R)'s analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

"SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

FITCH

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

EGAN-JONES

Egan-Jones uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B


                      RODNEY SQUARE MANAGEMENT CORPORATION

               PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES
                         SPECIFIC TO THE WT MUTUAL FUND

I.       INTRODUCTION

         Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, Rule 204-2 under the Advisers Act sets forth record-keeping requirements.

         These procedures apply to registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation ("RSMC"), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to the WT Mutual Fund (the "Trust"), RSMC's only advisory client.

         The Trust has adopted related policies and procedures to comply with similar regulatory requirements under the Investment Company Act of 1940, as amended (the "Investment Company Act").

II.      PROXY VOTING DELEGATION


         A.       From the Trust to RSMC and affiliated Investment Advisers:

                  1. The Trust has numerous investment portfolios ("Funds"), most of which are advised by RSMC, and others that are managed by Investment Advisers that are affiliated with RSMC. In addition, portions of some Funds are managed by Sub-Advisers.

                  2. The voting of proxies for securities held by the Trust has been delegated by the Trust's Board of Trustees (the "Trustees") to RSMC and its affiliated Investment Advisers.

         B.       From RSMC to Wilmington Trust Company:

                  1. Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company ("Wilmington Trust"), certain dual employees of RSMC and Wilmington Trust may be authorized to coordinate the casting of proxy votes on behalf of RSMC's clients, provided that the procedures and guidelines herein are followed by such individuals.

         C.       From RSMC to Certain Sub-Advisers:

                  1. An Investment Adviser may further delegate proxy voting responsibilities to one or more Sub-Advisers to a Fund if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

                  2. Currently, RSMC has elected to delegate voting on behalf of the Multi-Manager International Fund to the Sub-Advisers currently managing portions of that Fund and certain sub-advisers managing portions of the Multi-Manager Real Asset Fund.

III.     PROXY VOTING POLICIES AND PROCEDURES


         A.       General Policy Statement:

                  1. Based on the premise that an issuer's board of directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer's board of directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

                  2. As new issues arise and trends develop, voting practices will be modified accordingly.

                  3. Proxy voting for securities held by RSMC-advised Funds is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

                  4. An independent proxy service vendor, hired by the Adviser, , provides the mechanism through which the proxies for securities held by RSMC-advised Funds are voted, but the voting of those proxies is directed by Wilmington Trust's proxy analyst and is entirely based on Wilmington Trust's Proxy Voting Guidelines.

                  5. The proxy analyst conducts appropriate research based upon data gathered from the issuer's proxy documents, proxy vendor research material, financial publications, and other sources.


         B.       Additions to and Deviations from Proxy Voting Guidelines:

                  1. When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the proxy analyst brings it to the attention of Wilmington Trust's Proxy Policy Committee (the "Policy Committee"). The Policy Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

                  2. If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the proxy analyst must refer the matter to the Policy Committee for final determination. The exception may then become the rule should the Policy Committee decide that an existing guideline should be reversed in light of changing times and circumstances.

         C.       Conflicts of Interest:

                  1. A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund and that could compromise RSMC's independence of judgment and action in voting the proxy in the best interests of a Fund's shareholders.

                  2. In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

                  3. Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the proxy analyst and the Policy Committee to determine if a conflict of interest is present.

                  4. In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Trust's management or Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of the Fund's shareholders and was not affected by RSMC's or another party's conflict.

         D.       Written Analysis:

                  1. Written analysis and related documentation must be retained to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or (ii) the resolution of conflict of interest on a particular vote.

                  2. This material should be preserved by RSMC, provided to the Trust, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.

IV.      PROXY VOTING GUIDELINES

         A.       RSMC will generally vote WITH AN ISSUER'S MANAGEMENT by voting

                  1.       For election of directors;

                  2.       For appointment of auditors;

                  3.       For uncontested mergers;

                  4.       For proposals to establish a staggered board;

                  5. For proposals to require that directors can be removed only for cause;

                  6.       For proposals to increase authorized shares;

                  7. For proposals to require supermajority vote for takeover-related events - if there is a "fair price" provision but we vote against management if there isn't a fair price provision;

                  8. For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

                  9. For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

                  10. For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

                  11. For proposals to reincorporate outside of the U.S. for tax savings;

                  12. As management recommends on proposals to eliminate or establish preemptive rights;

                  13. As management recommends on proposals to eliminate or establish cumulative voting;

                  14. Against shareholder proposals that the company not provide pension benefits to non-employee directors;

                  15. Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

                  16. Against shareholder proposals to require confidential voting;

                  17. Against shareholder proposals to change the company's requirements regarding independent directors, provided that the company is meeting the standards determined appropriate by NASDAQ and the New York Stock Exchange and approved by the Securities and Exchange Commission;

                  18. Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

                  19. Against shareholder proposals to limit "golden parachutes;"

                  20. Against shareholder proposals to limit the money paid to the company's auditors for non-auditing services;

                  21.      Against shareholder proposals to index options;

                  22. With respect to mutual funds, for proposals to allow fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940;

                  23. For proposals to allow mutual funds to put into effect new or amended sub-advisory agreements without shareholder approval being required; and

                  24. As management recommends on proposals regarding whether to use majority vote or the plurality system for the election of directors.

         B. RSMC will generally vote AGAINST AN ISSUER'S MANAGEMENT by voting:

                  1. For shareholder proposals requesting that management rescind takeover-related rights plans, except we don't oppose the rights plan if it has a permitted bid provision and the provision is reasonable; 2. For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

                  3. For shareholder proposals to exclude abstentions when tabulating votes;

                  4. Against proposals to establish a new class of common stock with magnified voting power;

                  5. Against proposals to eliminate shareholder action by written consent;

                  6. Against proposals to require that shareholder meetings can only be called by the board of directors. We favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent - either higher or lower;

                  7. Against proposals to authorize the board to adopt, amend, or repeal the company's by-laws without shareholder vote;

                  8. Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

                  9.       Against proposals to re-price options;

                  10. In the case of British companies: Against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company's request to disclose the size of their holdings;

                  11. In the case of French companies: Against proposals to allow the board to issue stock in response to a takeover offer; and

                  12.      With respect to mutual funds,

                           a. against proposals to change a fund's investment objective, unless there is an extremely compelling reason,

                           b.       against proposals to eliminate the
                                    requirement that changes in a mutual fund's investment objective be subject to shareholder vote,
                           c. against proposals to change any of a mutual fund's investment policies in a manner that would be counter to the fund's investment objective, and
                           d. if it is apparent that one of a mutual fund's investment policies could be changed in a manner that would be counter to the fund's investment objective, then we would vote against a proposal to eliminate the shareholder vote required to change that particular investment policy.

         C.       Conflicts of Interest

                  The firm believes that material conflicts are generally avoided because the firm votes according to a long-standing, pre-determined voting policy. The firm casts votes in accordance with these pre-determined guidelines regardless of whether the matters being voted upon relate to shares of affiliated mutual funds, Wilmington Trust Corporation stock, or shares of unaffiliated issuers. However, should a proposal be made to cast votes-either with or against the recommendations of an issuer's management-in a manner not consistent with current voting policy, then the matter shall be referred to the Proxy Policy Committee. The Committee should review the matter to assure that (i) voting outside of the pre-determined policy is appropriate and (ii) no material conflicts of interest are present. Should material conflicts be identified, then the firm may vote proxies in accordance with the recommendations of an independent thirty-party or use other reasonable means to ensure that the voting decision is insulated from the conflict. Documentation of these findings and decisions will be maintained in the proxy files, with copies provided to the appropriate compliance staff.

         D.       Dodd-Frank Act Say on Pay Votes

                  We vote (i) on a case by case basis non-binding proposals to approve the compensation paid to the company's named executive officers, (ii) in favor of the maximum interval for voting on that proposal, which is once every three years, and (iii) in favor of the company's golden parachute arrangements.

TIME-PHASED VOTING

For the few companies that utilize time-phased voting, Wilmington Trust will endeavor to research and provide the acquisition related information in an effort to ensure that qualifying holdings can take advantage of any magnified voting power to which they may be entitled.

V.       PROXY VOTING RECORD-KEEPING

                  A. RSMC's Record-keeping Responsibilities under the Advisers Act:

                  In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:

                  1. Copies of all proxy voting policies, procedures, and voting guidelines;

                  2. Copies of each proxy voting statement received regarding client securities;

                  3.       Records of each vote cast;

                  4. Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

                  5. Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

                  6. RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for six years (the first two years in an appropriate office of RSMC).

                  B. RSMC's Record-keeping Responsibilities under the Investment Company Act:

                  1. RSMC shall maintain separate records of each proxy vote it casts on behalf of each Fund during the 12-month period ended June 30th of each year in the following format:

                           -------------------------------------------------------------------------------------------
                                                         Name of the issuer of the Fund security
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                       Exchange ticker symbol of the FUND security
                                                                (if REASONABLY available)
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                           CUSIP number for the fund security
                                                                (if REASONABLY available)
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                                Shareholder meeting date
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                         Brief summary of EACH matter voted upon
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                    Whether the matter was proposed by the issuer or
                                                                  by a security holder
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                   Whether RSMC VOTED THE Fund'S SHARES on the matter
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                  How the vote was cast - "for," "against," "abstain,"
                                                      or "withheld" regarding election of directors
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------
                                                          Whether RSMC VOTED THE Fund's SHARES
                                                         WITH or against the issuer's management
                           -------------------------------------------------------------------------------------------

                  2. RSMC will also support and coordinate all reporting and disclosure requirements.

                  3. Proxy vendor or another third-party administrator maybe engaged to perform some or all of the activities described herein.

VI.      DISCLOSURE REQUIREMENTS

         A.       Disclosure of Proxy Voting Policies, Procedures, and Records:

                  1. RSMC shall prepare a concise summary of this document for delivery to any client upon request.

                  2. The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

                  3. RSMC shall also inform clients how to obtain information on how their securities were voted.

    Adopted as of July 1, 2005 and ratified and confirmed by the Trustees on September 1, 2005; structural conforming changes made November 2008, August
                   2009, October 2009, July 2010, April 2011

                                 WT MUTUAL FUND

                                     PART C

                               OTHER INFORMATION

Item 28.  Exhibits.

(a)(i)(a)Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the "Trust")
         filed as exhibit 23(a)(i) to Post-Effective Amendment No. 47 to the Registrant's Registration
         Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on August
         28, 2009 ("PEA No. 47") and incorporated herein by reference.
(a)(i)(b)Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Trust
         filed as exhibit 28(a)(i)(b) to Post-Effective Amendment No. 49 to the Registrant's Registration
         Statement on Form N-1A filed with the SEC on August 30, 2010 ("PEA No. 49") and incorporated herein by reference.
(a)(ii)  Certificate of Trust dated June 1, 1994 filed as exhibit 23(a)(ii) to the Registrant's Registration
         Statement on Form N-1A filed with the SEC on July 25, 1994 and incorporated herein by reference.
(a)(iii) Certificate of Amendment to Certificate of Trust dated October 7, 1994 filed as exhibit 23(a)(iii)
         to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 29, 1994 and incorporated herein by reference.
(a)(iv)  Certificate of Amendment to Certificate of Trust dated October 20, 1998 filed as exhibit 23(a)(iv)
         to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A
         filed with the SEC on August 12, 1999 ("PEA No. 8") and incorporated herein by reference.
(b)      Amended and Restated By-Laws dated March 9, 2006 filed as exhibit 23(b) to Post-Effective Amendment No.
         45 to the Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 2008 ("PEA No. 45")
         and incorporated herein by reference.
(c)      See Articles III, VII, and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust filed as exhibit 23(c) to PEA No. 17 and incorporated herein by reference.
(d)(i)   Advisory Agreement between the Registrant, on behalf of the Wilmington Prime Money Market
         Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington U.S. Government Money
         Market Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund,
         Wilmington Short/ Intermediate-Term Bond Fund, Wilmington Multi-Manager International
         Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Large-Cap Strategy Fund,
         Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund and
         Wilmington Conservative Asset Allocation Fund, and Rodney Square Management Corporation
         ("RSMC") dated May 16, 2011 to be filed by post-effective amendment.
(d)(ii)  Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager
         International Fund (formerly, Wilmington International Strategic Allocation Fund), RSMC and
         Goldman Sachs Asset Management, L.P. ("GSAM") dated July 1, 2005 filed as exhibit 23(d)(iv)
         to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A
         filed with the SEC on July 1, 2005 ("PEA No. 31") and incorporated herein by reference.
(d)(iii) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager
         International Fund, RSMC and Artio Global Management, LLC ("Artio") dated December 3, 2009 filed as exhibit 28(d)(iii) to PEA No. 49 and incorporated herein by reference.



(d)(iv)(a) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Prime Money
           Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington U.S. Government
           Money Market Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund,
           Wilmington Short/ Intermediate-Term Bond Fund, Wilmington Multi-Manager International
           Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Large-Cap Strategy Fund,
           Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund and
           Wilmington Conservative Asset Allocation Fund, RSMC and Wilmington Trust Investment
           Management, LLC ("WTIM") dated May 16, 2011 to be filed by post-effective amendment.
(d)(v)     Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager
           International Fund, RSMC and Acadian Asset Management LLC ("Acadian") as exhibit 23(d)(xx)
           to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A
           filed with the SEC on June 16, 2006 ("PEA No. 37") and incorporated herein by reference.
(d)(vi)(a) Expense Limitation Agreement between the Trust and RSMC dated November 1, 2007 filed as exhibit 23(d)(ix)(a) to PEA No. 47 and incorporated herein by reference.
(d)(vi)(b) Amended and Restated Exhibit A dated August 26, 2010 to Expense Limitation Agreement between the Trust and RSMC filed as exhibit 28(d)(vi)(b) to PEA No. 49 and incorporated herein by reference.
(d)(vii)   Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Large-Cap Strategy
           Fund and Wilmington Small-Cap Strategy Fund, RSMC and WTIM, dated May 16, 2011 to be filed by post-effective amendment.
(d)(viii)  Sub-Advisory Agreement among the Registrant on behalf of the Wilmington Multi-Manager
           International Fund, RSMC and Dimensional Fund Advisors, LP ("Dimensional") dated June 1,
           2007 filed as exhibit 23(d)(xxv) to PEA No. 43 and incorporated herein by reference.
(d)(ix)    Sub-Advisory Agreement among the Registrant on behalf of the Wilmington Multi-Manager
           International Fund, RSMC and Parametric Portfolio Associates LLC ("PPA") dated July 2, 2007 filed as exhibit 23(d)(xxvi) to PEA No. 43 and incorporated herein by reference.
(d)(x)     Sub-Advisory Agreement among the Registrant on behalf of the Wilmington Multi-Manager
           International Fund, RSMC and Principal Global Advisors LLC ("Principal") dated July 2, 2007, filed as exhibit 23(d)(xxvii) to PEA No. 43 and incorporated herein by reference.
(d)(xi)    Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Real
           Asset Fund, RSMC and CBRE Clarion Securities, LLC (formerly ING Clarion Real Estate
           Securities, LLC) ("CBRE") to be filed by post-effective amendment.
(d)(xii)   Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Real
           Asset Fund, RSMC and EII Realty Securities, Inc. ("EII") dated April 23, 2008 filed as exhibit
           23(d)(xviii) to PEA No. 45 and incorporated herein by reference.
(d)(xiii)  Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Real
           Asset Fund, RSMC and Pacific Investment Management Company LLC ("PIMCO") dated
           January 28, 2009 filed as exhibit 23(d)(xvi) to PEA No. 47 and incorporated herein by reference.
(d)(xiv)   Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Real
           Asset Fund, RSMC and Sinopia Asset Management, S.A. ("Sinopia") dated April 30, 2009 filed as exhibit 23(d)(xvii) to PEA No. 47 and incorporated herein by reference.
(d) (xv)   Form of Advisory Agreement between the Registrant, on behalf of the Wilmington Alternative
           Strategies Fund and RSMC is filed herewith.


                                             C-2


(d) (xvi) Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Alternative
          Strategies Fund, RSMC and WTIM is filed herewith.
(d)(xvii) Form of Sub-Advisory Agreement for the Wilmington Alternative Strategies Fund is filed herewith.
(e)(i)(a) Distribution Agreement between the Registrant and Professional Funds Distributor, LLC filed as exhibit 23(e)(i) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on
          Form N-1A filed with the SEC on July 16, 2004 ("PEA No. 25") and incorporated herein by reference.
(e)(i)(b) Amended Exhibit A to Distribution Agreement between the Registrant and Professional Funds
          Distributor, LLC filed as exhibit 28(e)(i)(b) to PEA No. 49 and incorporated herein by reference.
(e)(ii)   Form of Broker-Dealer Agreement filed as exhibit 23(e)(ii) to PEA No. 25 and incorporated herein by reference.
(f)       Deferred Compensation Plan for Independent Trustees filed as exhibit 23(f)to Post-Effective Amendment
          No. 18 to the Registrant's Registration Statement on Form N-1A filed with the SEC on August 26, 2002 and incorporated herein by reference.
(g)(i)    Custody Agreement between the Registrant and Wilmington Trust Company ("Wilmington
          Trust") filed as exhibit 23(g)(i) to Post-Effective Amendment No. 23 to the Registrant's
          Registration Statement on Form N-1A filed with the SEC on October 29, 2003 ("PEA No. 23")
          and incorporated herein by reference.
(g)(ii)   Foreign Custody Agreement between the Trust and PFPC Trust Company filed as exhibit 23(g)(ii)
          to PEA No. 23 and incorporated herein by reference.
(g)(iii)  Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company filed as exhibit 23(g)(iii) to Post-Effective Amendment No. 15 to the Registrant's Registration
          Statement on Form N-1A filed with the SEC on October 30, 2001 ("PEA No. 15") and incorporated herein by reference.
(g)(iv)   Amendment to Sub-Custodian Services Agreement filed as exhibit 23(g)(iv) to PEA No. 47 and incorporated herein by reference.
(h)(i)(a) Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (U.S.)
          Inc. ("BNY Mellon") (formerly, PNC Global Investment Servicing (U.S). Inc.) filed as exhibit
          23(h)(i) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form
          N-1A filed with the SEC on October 31, 2000 ("PEA No. 12") and incorporated herein by reference.
(h)(i)(b) Amendment to Transfer Agency Agreement between the Registrant and BNY Mellon filed as exhibit 23(h)(i)(c) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement
          on Form N-1A filed with the SEC on October 25, 2002 ("PEA No. 19") and incorporated herein by reference.
(h)(i)(c) Amended Exhibit A to Transfer Agency Agreement with BNY Mellon filed as exhibit 28(h)(i)(c)
          to PEA No. 49 and incorporated herein by reference.
(h)(i)(d) Amendment to Transfer Agency Services Agreement filed as exhibit 23(h)(i)(d) to PEA No. 47 and incorporated herein by reference.


                                             C-3


(h)(ii)(a) Administration Agreement dated May 1, 2006 between the Registrant and RSMC filed as exhibit
           23(h)(ii) to PEA No. 37 and incorporated herein by reference.
(h)(ii)(b) Amended Exhibit A to Administration Agreement filed as exhibit 28(h)(ii)(b) to PEA No. 49 and incorporated herein by reference.
(h)(iii)   Shareholder Service Plan for Service Shares of the Wilmington Prime Money Market Fund and
           Wilmington U.S. Government Money Market Fund and Class W Shares of Wilmington Prime
           Money Market Fund, and Wilmington U.S. Government Money Market Fund and Wilmington
           Tax-Exempt Money Market Fund filed as exhibit 23(v) to PEA No. 37 and incorporated herein by reference.
(h)(iv)(a) Sub-Administration and Accounting Services Agreement dated May 1, 2006 among the Trust
           RSMC and BNY Mellon filed as exhibit 23(vi) to PEA No. 37 and incorporated herein by reference.
(h)(iv)(b) Amended Exhibit A to Sub-Administration and Accounting Services Agreement filed as exhibit
           28(h)(iv)(b) to PEA No. 49 and incorporated herein by reference.
(h)(iv)(c) Amendment to Sub-Administration and Accounting Services Agreement filed as exhibit
           23(h)(iv)(c) to PEA No. 47 and incorporated herein by reference.
(h)(v)     Compliance Services Agreement dated May 1, 2006 between the Registrant and RSMC, filed as exhibit 23(vii) to PEA No. 37 and incorporated herein by reference.
(i)        Opinion of counsel to be filed by post-effective amendment.
(j)        None.
(k)        Not applicable.
(l)        None.
(m)        Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 to be filed by post-effective amendment.
(n)        Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 to be filed by post-effective amendment.
(o)        [RESERVED]
(p)(i)     Code of Ethics of the Registrant filed as exhibit 28(p)(i) to PEA No. 49 and incorporated herein by reference.
(p)(ii)    Code of Ethics of GSAM filed as exhibit 23(p)(ii) to PEA No. 47 and incorporated herein by reference.
(p)(iii)   Code of Ethics of Artio filed as exhibit 23(p)(v) to Post-Effective Amendment No. 41 to the
           Registrant's Registration Statement on Form N-1A filed with the SEC on October 27, 2006 ("PEA
           No. 41") and incorporated herein by reference.
(p)(iv)    Code of Ethics of PPA filed as exhibit 28(p)(iv) to Post-Effective Amendment No. 50 to the
           Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2010 ("PEA
           No. 50") and incorporated herein by reference.


                                             C-4

(p)(v)(a)  Code of Ethics of RSMC filed as Exhibit 28(p)(v)(a) to PEA No. 49 and incorporated herein by reference.
(p)(v)(b)  Code of Ethics of RSMC fixed income division filed as exhibit 28(p)(v)(b) to PEA No. 49 and incorporated herein by reference.
(p)(vi)    Code of Ethics of WTIM filed as exhibit 28(p)(vi) to PEA No. 49 and incorporated herein by reference.
(p)(vii)   Code of Ethics of Acadian filed as exhibit 28(p)(vii) to PEA No. 50 and incorporated herein by reference.
(p)(viii)  Code of Ethics of Dimensional is filed herewith.
(p)(ix)    Code of Ethics of Principal filed as exhibit 28(p)(ix) to PEA No. 50 and incorporated herein by reference.
(p)(x)     Code of Ethics of CBRE filed as exhibit 28(p)(x) to PEA No. 50 and incorporated herein by reference.
(p)(xi)    Code of Ethics of EII is filed herewith.
(p)(xii)   Code of Ethics of PIMCO filed as exhibit 23(p)(xv) to PEA No. 47 and incorporated herein by reference.
(p)(xiii)  Code of Ethics of Sinopia filed as exhibit 28(p)(xiii) to PEA No. 49 and incorporated herein by reference.
(p)(xiv)   Code of Ethics of Acuity Capital Management, LLC to be filed by post-effective amendment.
(p)(xv)    Code of Ethics of Adar Investment Management, LLC to be filed by post-effective amendment.
(p)(xvi)   Code of Ethics of Calypso Capital Management, LP to be filed by post-effective amendment.
(p)(xvii)  Code of Ethics of Rock Maple Services, LLC to be filed by post-effective amendment.
(p)(xviii) Code of Ethics of TIG Advisors, LLC to be filed by post-effective amendment.
(p)(xix)   Code of Ethics of Water Island Capital, LLC to be filed by post-effective amendment.
(p)(xx)    Code of Ethics of Whitebox Advisors LLC to be filed by post-effective amendment.
(q)        Powers of Attorney for Robert H. Arnold, Eric Brucker, Robert J. Christian and Nicholas A. Giordano
           filed as exhibit 28(q) to PEA No. 49 and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with the Registrant.

With respect to the Wilmington Alternative Strategies Fund, this item is not applicable.

Item 30. Indemnification.

The Trust's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement incorporated by reference as Exhibit 23(a)(i) and Article IX of the Trust's By-laws incorporated by reference as
Exhibit 23(b)).

The investment advisory agreement with the Trust and RSMC provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement, the adviser shall not be subject to liability to the Trust, any series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of an adviser to any series of the Trust shall not automatically impart liability on the part of such adviser to any other series of the Trust. No series of the Trust shall be liable for the obligations of any other series of the Trust.

The sub-advisory agreements with GSAM, Artio, PPA, WTIM, Acadian, Dimensional, CBRE, EII, Principal, PIMCO and Sinopia and the form of sub-advisory agreement with Acuity, ADAR, Calypso, Rock Maple, TIG, Water Island, Whitebox and WTIM provide that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or RSMC, provided, however, that such acts or omissions shall not have resulted from the sub-adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.

Indemnification of Professional Funds Distributor, LLC (the "Distributor"), the Trust's principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 23(e)(i) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

Indemnification of BNY Mellon Investment Servicing (U.S.) Inc ("BNY Mellon"), (formerly, PNC Global Investment Servicing (U.S.) Inc.) in its capacity as sub-administrator and accounting agent against certain losses is provided for in Section 12 of the Sub-Administration and Accounting Services Agreement with BNY Mellon incorporated by reference as Exhibit 23(h)(vi) hereto. The Trust, on behalf of each series of the Trust, agrees to indemnify and hold harmless BNY Mellon, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which BNY Mellon, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon oral instructions or written instructions. Neither BNY Mellon, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of BNY

Mellon's or its affiliates' or its agents' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Sub-Administration and Accounting Services Agreement.

Item 31. Business and Other Connections of Investment Advisers.

(i)      Rodney Square Management Corporation

         The directors and officers of RSMC are provided on RSMC's most recently filed Schedule A of Form ADV (IARD No. 105163; SEC File No. 801-22071), which is incorporated herein by reference. The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)     Wilmington Trust Investment Management, LLC

         The directors and officers of WTIM are provided on WTIM's most recently filed Schedule A of Form ADV (IARD No. 19369; SEC File No. 801-41081), which is incorporated herein by reference. The only employment of a substantial nature of each of WTIM's members of its board of managers and officers is with WTIM and its affiliated companies.

(iii)    Goldman Sachs Asset Management, L.P.

         The executive officers of Goldman Sachs Asset Management, L.P. ("GSAM") are provided on GSAM's most recently filed Schedule A of Form ADV (IARD No. 107738; SEC File No. 801-37591), which is incorporated herein by reference. The only business and employment of a substantial nature of each of GSAM's executive officers is with GSAM and its affiliates.

(iv)     Artio Global Management LLC

         The directors and officers of Artio are provided on Artio's most recently filed Schedule A of Form ADV (IARD No. 106863; SEC File No. 801-18766), which is incorporated herein by reference. The only employment of a substantial nature of each of Artio's directors and officers is with Artio and its affiliated companies.

(v)      Parametric Portfolio Associates


PPA is a majority-owned subsidiary of Eaton Vance Corp. The directors and officers of PPA are set forth below.

 Name             Position with Sub-Adviser          Other Affiliations
----------------- ---------------------------------- ---------------------------
 Andrew Abramsky  Chief Operating Officer, Manager   None
 Brian Langstraat Chief Executive Officer, Manager   None
                  and Secretary
 David M. Stein   Chief Investment Officer           None
 Aaron Singleton  Chief Financial Officer, Treasurer None
 Joel Marcus      Chief Compliance Officer           None
 Thomas Faust     Manager                            Eaton Vance Corp.,
                                                     Chairman, CEO and
                                                     President


(vi)     Acadian Asset Management LLC

         Acadian is an investment adviser registered with the SEC (IARD No. 106609; SEC File No. 801-28078). Acadian's principal business address is One Post Office Square, Boston, Massachusetts 02109. Acadian's Board of Managers is comprised of thirteen individuals. Of these thirteen individuals, eight are employed by Acadian and have no substantial business activities outside of their employment with Acadian. The remaining five members of the Board of Managers are employed with Acadian's parent company, Old

Mutual Asset Managers (US) LLC, and have substantial business activities outside their relationship with Acadian.

 Name and Position with         Name of Other Company          Connection with Other Company
   Investment Advisor
------------------------- ------------------------------------ --------------------------------
Gary Bergstrom,           Acadian Asset Management
Chairman, Member of                                            Director, asset management
Board of Managers         (Singapore) Pte Ltd
------------------------- ------------------------------------ --------------------------------
John Chisholm, Executive
Vice President, CIO,      Acadian Asset Management (UK)        Director, asset management
Member of Board of        Ltd
Managers
------------------------- ------------------------------------ --------------------------------
Churchill Franklin,
Executive Vice President, Acadian Asset Management (UK)
Member of Board of        Ltd                                  Director, asset management
Managers
                          Acadian Asset Management             Director, asset management
                          (Australia) Ltd
                          Acadian Cayman Limited G.P.          Director, asset management
------------------------- ------------------------------------ --------------------------------
Ronald Frashure, Chief
Executive Officer,        Acadian Asset Management             Director, asset management
President, Member of      (Singapore) Pte Ltd
Board of Managers
                          Acadian Cayman Limited G.P.          Director, asset management
------------------------- ------------------------------------ --------------------------------
Mark Minichiello, Senior
Vice President, Chief
Financial Officer,        Acadian Asset Management (UK)        Director, asset management
Treasurer, Secretary,     Ltd
Member of Board of
Managers
------------------------- ------------------------------------ --------------------------------
Raymond Mui, Senior
Vice President, Member    Acadian Cayman Limited G.P.          Director, asset management
of Board of Managers
------------------------- ------------------------------------ --------------------------------
Ross Dowd, Senior Vice
President, Head of Client
Service, Member of        Acadian Asset Management (UK)        Director, asset management
Board of Managers         Ltd
                          Acadian Cayman Limited G.P.          Director, asset management
------------------------- ------------------------------------ --------------------------------
Linda Gibson, Member of   Director, Executive Vice President
Board of Managers         and Chief Operating Officer and
                          acting CEO - Old Mutual (US)
                          Holdings Inc. (a holding company);
                          Larch Lane Advisors, LLC (an
                          investment advisor);
                          2100 Xenon Group LLC (an             Affiliated Directorships
                          investment advisor);
                          Acadian Asset Management LLC
                          (an investment advisor);
                          300 North Capital, LLC (f/k/a
                          Provident Investment Counsel, Inc. )
                          (an investment advisor);
                          Barrow, Hanley, Mewhinney &
------------------------- ------------------------------------ --------------------------------


                                      C-9


                       Strauss, LLC (an investment
                       advisor);
                       Dwight Asset Management
                       Company LLC (an investment
                       advisor;
                       Investment Counselors of Maryland,
                       LLC (an investment advisor)
                       Lincluden Management Limited (an
                       investment advisor)
                       Old Mutual Asset Management
                       International , Ltd. (an investment
                       advisor)
                       Old Mutual Asset Managers (UK)
                       Ltd. (an investment advisor);
                       Copper Rock Capital Partners, LLC
                       (an investment advisor);
                       Old Mutual Capital, Inc. (an
                       investment advisor);
                       Ashfield Capital Partners, LLC (an
                       investment advisor);
                       Old Mutual Asset Management
                       Trust Company (a trust company)
                       Old Mutual Fund Managers Limited
                       (a fund manager)
---------------------- ------------------------------------ ------------------------
Matthew Berger, Member Chief Financial Officer, Senior Vice
of Board of Managers   President and Director Old Mutual
                       (US) Holdings Inc. (a holding
                       company);
                       Acadian Asset Management LLC         Affiliated Directorships
                       (investment advisor)

Stephen Clarke, Member Senior Vice President, Relationship
of Board of Managers   Manager - Old Mutual (US)
                       Holdings Inc. (a holding company);
                       Acadian Asset Management LLC
                       (an investment advisor);
                       Lincluden Management Limited (an
                       investment advisor)                 Affiliated Directorships
                       300 North Capital, LLC (an
                       investment advisor)
                       Larch Lane Advisors LLC (an
                       investment advisor)
---------------------- ----------------------------------- ------------------------
James Mikolaichik,     Executive Vice President, Head of
Member of Board of     Strategy, Product and Corporate
Managers               Development - Old Mutual (US)
                       Holdings Inc. (a holding company);
                       Acadian Asset Management LLC
                       (an investment advisor);
                       2100 Xenon Group LLC (an
                       investment advisor)                 Affiliated Directorships
---------------------- ----------------------------------- ------------------------


                                             C-10


                    Old Mutual Capital, Inc. (an
                    investment advisor)
------------------- --------------------------------- ------------------------
Matthew Appelstein, Executive Vice President, Head of
Member of Board of  Sales and Marketing - Old Mutual
Managers            (US) Holdings Inc. (a holding
                    company);
                    Acadian Asset Management LLC
                    (an investment advisor);
                    Old Mutual Investment Partners;
                    Old Mutual Global Funds, plc;     Affiliated Directorships
                    Old Mutual Absolute Return Funds;
                    Old Mutual Emerging Managers
                    Funds;
                    TS&W/Claymore Tax-Advantaged
                    Balanced Fund;
                    Old Mutual Capital Inc.

(vii)    Dimensional Fund Advisors LP

         The partners and officers of Dimensional are provided on Dimensional's most recently filed Form ADV (IARD No. 106482, SEC File No. 801-16283), which is incorporated herein by reference. The only business or employment of a substantial nature of each of Dimensional's partners and officers is with Dimensional and its affiliated companies.

(viii)   CBRE Clarion Securities LLC.

         The directors and officers of CBRE are provided on the firm's most recently filed Schedule A of Form ADV (IARD No. 106256; SEC File No. 801-49083), which is incorporated herein by reference. The only employment of a substantial nature of each of the firm's partners and officers is with CBRE.

(ix)     EII Realty Securities Inc.


         EII is a wholly owned subsidiary of European Investors Incorporated. The directors and officers of EII are provided on EII's most recently filed Schedule A of Form ADV (IARD No. 106687; SEC File No. 801-44099), which is incorporated herein by reference. The only employment of a substantial nature of each of EII's directors and officers is with EII.

(x)      Principal Global Investors, LLC

         The partners and officers of PGI are provided on PGI's most recently filed Form ADV (IARD No. 109002, SEC File No. 801-55959), which is incorporated herein by reference. The only business or employment of a substantial nature of each of PGI's partners and officers is with PGI and its affiliated companies.

(xi)     Pacific Investment Management Company LLC

         PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"). The managing directors and executive officers of PIMCO are provided on PIMCO's most recently filed Form ADV (IARD No. 104559, SEC File No. 801-48187), which is incorporated herein by reference. The only business and employment of a substantial nature of each of PIMCO's managing directors and executive officers is with PIMCO and its affiliates.

(xii)    Sinopia Asset Management, S.A.

         The directors and officers of Sinopia are provided on the firm's most recently filed Schedule A of Form ADV (IARD No. 107249; SEC File No. 801-43341), which is incorporated herein by reference. The only employment of a substantial nature of each of the firm's partners and officers is with Sinopia and its affiliated companies.

Information regarding the directors and officers of Acuity, ADAR, Calypso, Rock Maple, TIG, Water Island and Whitebox will be filed by post-effective amendment.

Item 32. Principal Underwriter.

(a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies:

 PNC Funds
 PNC Advantage Fund
 EIP Growth & Income Fund
 The Roxbury Funds

Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of Financial Industry Regulatory Authority ("FINRA"). Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

    Name                Position          Position with the Fund
    ------------------- ----------------- ----------------------
    Philip H. Rinnander President & Owner None
    Barbara A. Rice     Vice President    None
    Jennifer DiValerio  Vice President    None


(c) Not applicable.


Item 33. Locations of Accounts and Records.

All accounts and records are maintained by the Trust, or on its behalf by RSMC, 1100 N. Market Street, Wilmington, DE 19890; WTIM, 3455 Peachtree Road, Suite 2000, Atlanta, GA 30326; and the Trust's sub-administrator, transfer agent, dividend-paying agent and accounting services agent, BNY Mellon Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

Item 34. Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Trust furnishes the following undertaking:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 16th day of August 2011.


                                                 WT MUTUAL FUND
                                             By: /s/ John J. Kelley
                                                 ------------------------
                                                 John J. Kelley, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold*     Trustee                                               August 16, 2011
-------------------------
Robert H. Arnold

/s/ Eric Brucker*         Trustee                                               August 16, 2011
-------------------------
Eric Brucker

/s/ Robert J. Christian*  Trustee                                               August 16, 2011
-------------------------
Robert J. Christian

/s/ Nicholas A. Giordano* Chairman of the Board and Trustee                     August 16, 2011
-------------------------
Nicholas A. Giordano

/s/ John J. Kelley        President and Chief Executive Officer                 August 16, 2011
-------------------------
John J. Kelley

/s/ John C. McDonnell     Vice President, Treasurer and Chief Financial Officer August 16, 2011
-------------------------
John C. McDonnell

* By /s/ John J. Kelley
     --------------------
     John J. Kelley
     Attorney-in-Fact

                                                     EXHIBIT LIST
EXHIBIT NO. DESCRIPTION
28(d)(xv)   Form of Advisory Agreement between the Registrant, on behalf of the Wilmington Alternative
            Strategies Fund, and RSMC.
28(d)(xvi)  Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Alternative
            Strategies Fund, RSMC and WTIM.
28(d)(xvii) Form of Sub-Advisory Agreement for the Wilmington Alternative Strategies Fund.
28(p)(viii) Code of Ethics of Dimensional.
28(p)(xi)   Code of Ethics of EII.
